UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03651
Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1: Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS A - SEBLX

Touchstone Balanced Fund CLASS C - SBACX

Touchstone Balanced Fund CLASS Y - SIBLX

Touchstone Balanced Fund CLASS R6 - TBARX

Touchstone Core Municipal Bond Fund CLASS A - TOHAX

Touchstone Core Municipal Bond Fund CLASS C - TOHCX

Touchstone Core Municipal Bond Fund CLASS Y - TOHYX

Touchstone Core Municipal Bond Fund INSTITUTIONAL CLASS - TOHIX

Touchstone International Value Fund CLASS A - SWRLX

Touchstone International Value Fund CLASS C - SWFCX

Touchstone International Value Fund CLASS Y - SIIEX

Touchstone International Value Fund INSTITUTIONAL CLASS - TOIIX

Touchstone Large Cap Focused Fund CLASS A - SENCX

Touchstone Large Cap Focused Fund CLASS C - SCSCX

Touchstone Large Cap Focused Fund CLASS Y - SICWX

Touchstone Large Cap Focused Fund INSTITUTIONAL CLASS - SCRLX

Touchstone Large Cap Focused Fund CLASS R6 - TSRLX

Touchstone Large Cap Fund CLASS A - TACLX

Touchstone Large Cap Fund CLASS C - TFCCX

Touchstone Large Cap Fund CLASS Y - TLCYX

Touchstone Large Cap Fund INSTITUTIONAL CLASS - TLCIX

Touchstone Large Company Growth Fund CLASS A - TSAGX

Touchstone Large Company Growth Fund CLASS C - TCGLX

Touchstone Large Company Growth Fund CLASS Y - TLGYX

Touchstone Large Company Growth Fund INSTITUTIONAL CLASS - DSMLX

Touchstone Small Company Fund CLASS A - SAGWX

Touchstone Small Company Fund CLASS C - SSCOX

Touchstone Small Company Fund CLASS Y - SIGWX

Touchstone Small Company Fund INSTITUTIONAL CLASS - TICSX

Touchstone Small Company Fund CLASS R6 - SSRRX

Touchstone Value Fund CLASS A - TVLAX

Touchstone Value Fund CLASS C - TVLCX

Touchstone Value Fund CLASS Y - TVLYX

Touchstone Value Fund INSTITUTIONAL CLASS - TVLIX

Touchstone Value Fund CLASS R6 - TVLRX

Touchstone Balanced Fund
CLASS A | SEBLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.99%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class A shares performance was 11.83% (excluding sales loads) for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.23%	8.34%	8.46%
Class A - excluding sales load	11.83%	9.46%	9.02%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SEBLX-2506
Touchstone Balanced Fund
CLASS C | SBACX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.76%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class C shares performance was 10.92% (excluding sales loads) for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.92%	8.62%	8.36%
Class C - excluding sales load	10.92%	8.62%	8.36%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SBACX-2506
Touchstone Balanced Fund
CLASS Y | SIBLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.77%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class Y shares performance was 12.04% for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.04%	9.69%	9.25%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SIBLX-2506
Touchstone Balanced Fund
CLASS R6 | TBARX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.63%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class R6 shares performance was 12.20% for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	12.20%	9.74%	9.16%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TBARX-2506

Touchstone Core Municipal Bond Fund
CLASS A | TOHAX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class A shares performance was 1.13% (excluding sales loads) for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.

Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-2.14%	-0.53%	1.17%
Class A - excluding sales load	1.13%	0.14%	1.66%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHAX-2506

Touchstone Core Municipal Bond Fund
CLASS C | TOHCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.52%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class C shares performance was 0.32% (excluding sales loads) for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-0.66%	-0.68%	1.03%
Class C - excluding sales load	0.32%	-0.68%	1.03%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHCX-2506

Touchstone Core Municipal Bond Fund
CLASS Y | TOHYX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$55	0.55%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class Y shares performance was 1.49% for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	1.49%	0.45%	1.93%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHYX-2506

Touchstone Core Municipal Bond Fund
INSTITUTIONAL CLASS | TOHIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.48%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Institutional Class shares performance was 1.37% for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	1.37%	0.45%	1.93%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHIX-2506

Touchstone International Value Fund
CLASS A | SWRLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.26%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class A shares performance was 27.73% (excluding sales loads) for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	21.36%	10.15%	5.60%
Class A - excluding sales load	27.73%	11.29%	6.14%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SWRLX-2506

Touchstone International Value Fund
CLASS C | SWFCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.86%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class C shares performance was 26.94% (excluding sales loads) for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	25.94%	10.57%	5.34%
Class C - excluding sales load	26.94%	10.57%	5.34%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SWFCX-2506

Touchstone International Value Fund
CLASS Y | SIIEX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.89%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class Y shares performance was 28.21% for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	28.21%	11.71%	6.52%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SIIEX-2506
Touchstone International Value Fund
INSTITUTIONAL CLASS | TOIIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.78%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Institutional Class shares performance was 28.34% for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	28.34%	11.82%	6.59%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 30, 2017.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOIIX-2506

Touchstone Large Cap Focused Fund
CLASS A | SENCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 14.95% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	9.21%	14.48%	12.83%
Class A - excluding sales load	14.95%	15.66%	13.41%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SENCX-2506

Touchstone Large Cap Focused Fund
CLASS C | SCSCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.80%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 14.02% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	13.02%	14.73%	12.69%
Class C - excluding sales load	14.02%	14.73%	12.69%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SCSCX-2506

Touchstone Large Cap Focused Fund
CLASS Y | SICWX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.73%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 15.23% for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	15.23%	15.97%	13.71%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SICWX-2506

Touchstone Large Cap Focused Fund
INSTITUTIONAL CLASS | SCRLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.70%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 15.27% for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	15.27%	16.00%	13.77%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SCRLX-2506

Touchstone Large Cap Focused Fund
CLASS R6 | TSRLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class R6 shares performance was 15.32% for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	15.32%	15.94%	13.55%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TSRLX-2506

Touchstone Large Cap Fund
CLASS A | TACLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.04%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class A shares performance was 10.51% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.99%	10.17%	7.99%
Class A - excluding sales load	10.51%	11.31%	8.64%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TACLX-2506

Touchstone Large Cap Fund
CLASS C | TFCCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.79%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class C shares performance was 9.79% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	8.79%	10.48%	7.98%
Class C - excluding sales load	9.79%	10.48%	7.98%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TFCCX-2506
Touchstone Large Cap Fund
CLASS Y | TLCYX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.79%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class Y shares performance was 10.86% for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	10.86%	11.59%	8.91%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TLCYX-2506

Touchstone Large Cap Fund
INSTITUTIONAL CLASS | TLCIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.69%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Institutional Class shares performance was 10.95% for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	10.95%	11.71%	9.02%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TLCIX-2506
Touchstone Large Company Growth Fund
CLASS A | TSAGX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class A shares performance was 15.86% (excluding sales loads) for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A1	10.07%	13.90%	13.69%
Class A - excluding sales load	15.86%	15.08%	14.37%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TSAGX-2506

Touchstone Large Company Growth Fund
CLASS C | TCGLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.80%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class C shares performance was 14.97% (excluding sales loads) for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C1	13.97%	14.21%	13.58%
Class C - excluding sales load	14.97%	14.21%	13.58%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TCGLX-2506
Touchstone Large Company Growth Fund
CLASS Y | TLGYX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.80%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class Y shares performance was 16.15% for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	16.15%	15.36%	14.65%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TLGYX-2506

Touchstone Large Company Growth Fund
INSTITUTIONAL CLASS | DSMLX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.70%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Institutional Class shares performance was 16.26% for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	16.26%	15.48%	14.75%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-DSMLX-2506

Touchstone Small Company Fund
CLASS A | SAGWX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.15%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class A shares performance was 9.55% (excluding sales loads) for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.15%	12.84%	8.27%
Class A - excluding sales load	9.55%	13.99%	8.82%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SAGWX-2506

Touchstone Small Company Fund
CLASS C | SSCOX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.96%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class C shares performance was 8.65% (excluding sales loads) for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	7.65%	13.02%	8.18%
Class C - excluding sales load	8.65%	13.02%	8.18%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SSCOX-2506

Touchstone Small Company Fund
CLASS Y | SIGWX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.90%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class Y shares performance was 9.80% for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	9.80%	14.25%	9.12%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SIGWX-2506

Touchstone Small Company Fund
INSTITUTIONAL CLASS | TICSX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.80%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Institutional Class shares performance was 9.93% for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	9.93%	14.39%	9.16%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 30, 2017.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TICSX-2506

Touchstone Small Company Fund
CLASS R6 | SSRRX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class R6 shares performance was 9.90% for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6	9.90%	14.38%	9.32%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SSRRX-2506

Touchstone Value Fund
CLASS A | TVLAX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.08%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class A shares performance was 12.00% (excluding sales loads) for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.36%	14.00%	8.76%
Class A - excluding sales load	12.00%	15.18%	9.41%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLAX-2506

Touchstone Value Fund
CLASS C | TVLCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.80%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class C shares performance was 11.20% (excluding sales loads) for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	10.20%	14.32%	8.76%
Class C - excluding sales load	11.20%	14.32%	8.76%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLCX-2506

Touchstone Value Fund
CLASS Y | TVLYX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.83%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class Y shares performance was 12.29% for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.29%	15.48%	9.69%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLYX-2506

Touchstone Value Fund
INSTITUTIONAL CLASS | TVLIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.68%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Institutional Class shares performance was 12.42% for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	12.42%	15.64%	9.85%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLIX-2506

Touchstone Value Fund
CLASS R6 | TVLRX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.63%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class R6 shares performance was 12.47% for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	12.47%	15.66%	9.78%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLRX-2506

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $164,680 and $155,000 for the fiscal years ended June 30, 2025 and June 30, 2024, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $6,800 for the fiscal years ended June 30, 2025 and June 30, 2024, respectively. These fees are associated with Form N-1A filings and out of scope expenses for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $51,648 and $60,962 for the fiscal years ended June 30, 2025 and June 30, 2024, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $16,573 and $20,107 for the fiscal years ended June 30, 2025 and June 30, 2024, respectively. The fees relate to the PFIC Analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,243,785 and $1,679,199 for each of the last two fiscal years ended June 30, 2025 and June 30, 2024, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2025
Annual Financial Statements
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Value Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-10
Touchstone Core Municipal Bond Fund	11-12
Touchstone International Value Fund	13-15
Touchstone Large Cap Focused Fund	16
Touchstone Large Cap Fund	17
Touchstone Large Company Growth Fund	18
Touchstone Small Company Fund	19-20
Touchstone Value Fund	21
Statements of Assets and Liabilities	22-25
Statements of Operations	26-27
Statements of Changes in Net Assets	28-30
Statements of Changes in Net Assets - Capital Stock Activity	32-35
Financial Highlights	36-43
Notes to Financial Statements	44-58
Report of Independent Registered Public Accounting Firm	59
Other Items (Unaudited)	60
This report identifies the Funds' investments on June 30, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 62.4%
	Information Technology — 20.9%
192,440	Apple, Inc.	$ 39,482,915
35,732	Applied Materials, Inc.	6,541,457
125,789	Microsoft Corp.	62,568,706
195,234	NVIDIA Corp.	30,845,020
88,680	Oracle Corp.	19,388,108
47,914	Salesforce, Inc.	13,065,669
48,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	10,956,680
56,093	Texas Instruments, Inc.	11,646,029
30,704	Workday, Inc. - Class A*	7,368,960
		201,863,544
	Communication Services — 10.9%
192,275	Alphabet, Inc. - Class C	34,107,662
185,727	Comcast Corp. - Class A	6,628,597
67,678	Meta Platforms, Inc. - Class A	49,952,455
6,038	Netflix, Inc.*	8,085,667
48,709	Walt Disney Co. (The)	6,040,403
		104,814,784
	Financials — 8.2%
223,067	Bank of America Corp.	10,555,530
20,496	Berkshire Hathaway, Inc. - Class B*	9,956,342
134,356	Charles Schwab Corp. (The)	12,258,641
23,066	Goldman Sachs Group, Inc. (The)	16,324,962
6,155	Markel Group, Inc.*	12,293,751
50,702	Visa, Inc. - Class A	18,001,745
		79,390,971
	Health Care — 6.0%
51,848	Becton Dickinson & Co.	8,930,818
58,478	BioMarin Pharmaceutical, Inc.*	3,214,536
140,997	Bristol-Myers Squibb Co.	6,526,751
23,434	HCA Healthcare, Inc.	8,977,565
73,072	Johnson & Johnson	11,161,748
133,703	Medtronic PLC	11,654,891
24,467	UnitedHealth Group, Inc.	7,632,970
		58,099,279
	Consumer Discretionary — 5.5%
73,685	Airbnb, Inc. - Class A*	9,751,473
158,995	Amazon.com, Inc.*	34,881,913
74,568	Las Vegas Sands Corp.	3,244,454
61,382	Starbucks Corp.	5,624,432
		53,502,272
	Industrials — 4.5%
57,581	Boeing Co. (The)*	12,064,947
14,559	Hubbell, Inc.	5,946,041
51,972	RTX Corp.	7,588,952
99,553	SS&C Technologies Holdings, Inc.	8,242,988
56,962	Stanley Black & Decker, Inc.	3,859,176
61,564	Uber Technologies, Inc.*	5,743,921
		43,446,025
	Consumer Staples — 3.1%
29,897	Diageo PLC (United Kingdom) ADR	3,014,813
124,975	Monster Beverage Corp.*	7,828,434
101,858	Philip Morris International, Inc.	18,551,398
		29,394,645
	Energy — 1.4%
104,592	Exxon Mobil Corp.	11,275,018
66,720	Schlumberger NV	2,255,136
		13,530,154
Shares		Market Value
	Common Stocks — 62.4% (Continued)
	Materials — 1.1%
87,747	DuPont de Nemours, Inc.	$ 6,018,567
61,501	International Flavors & Fragrances, Inc.	4,523,398
		10,541,965
	Real Estate — 0.8%
30,037	Jones Lang LaSalle, Inc.*	7,682,864
	Total Common Stocks	$602,266,503
Principal Amount
	Corporate Bonds — 15.0%
	Financials — 3.8%
$ 924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	880,110
80,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	82,745
253,000	Allstate Corp. (The), Ser B, 7.526%, 8/15/53(A)	253,106
29,000	Ally Financial, Inc., 8.000%, 11/1/31	32,778
1,300,000	American Express Co., 5.282%, 7/27/29	1,336,569
1,110,000	Ares Capital Corp., 3.250%, 7/15/25	1,109,294
802,000	Bank of America Corp., 2.687%, 4/22/32	719,642
815,000	Bank of America Corp., 3.705%, 4/24/28	805,240
1,040,000	Bank of America Corp., 5.511%, 1/24/36	1,069,715
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	907,691
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,081,845
1,009,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	944,055
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,083,949
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	580,812
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,742,067
645,000	Citigroup, Inc., 6.174%, 5/25/34	675,144
1,044,000	Citizens Bank NA, 4.575%, 8/9/28	1,046,074
93,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	98,447
65,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	65,945
812,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.518%, 1/15/27(A)	799,928
48,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	47,135
56,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	55,827
21,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	21,732
25,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	26,836
116,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	120,487
88,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	93,119
48,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	48,257
31,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	31,956
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,077,222
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	664,258
93,000	HUB International Ltd., 144a, 7.250%, 6/15/30	97,150
107,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	108,003
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,179,584
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	979,490
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	808,414
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,264,003
878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	863,243
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,089,231
978,000	Morgan Stanley, 2.484%, 9/16/36	830,783
1,086,000	Morgan Stanley, 3.950%, 4/23/27	1,079,102
39,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	39,837
102,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	105,942
25,000	Navient Corp., 4.875%, 3/15/28	24,638

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Financials — 3.8% (Continued)
$ 63,000	Navient Corp., 5.000%, 3/15/27	$ 62,719
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	927,842
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	930,477
46,000	OneMain Finance Corp., 3.875%, 9/15/28	44,071
33,000	OneMain Finance Corp., 4.000%, 9/15/30	30,439
37,000	OneMain Finance Corp., 6.625%, 5/15/29	38,006
15,000	OneMain Finance Corp., 7.125%, 3/15/26	15,222
57,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	54,786
31,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	30,398
37,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	39,290
38,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	39,375
1,400,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	1,379,383
23,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	23,604
121,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	124,775
1,105,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	1,120,352
104,000	SBL Holdings, Inc., 144a, 9.508%(B)	103,871
1,576,000	State Street Corp., (TSFR3M + 1.262%), 5.580%, 6/15/47(A)	1,383,482
1,986,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,332,625
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.258%, 5/15/27(A)	1,820,965
807,000	US Bancorp, 4.967%, 7/22/33	797,233
		36,270,320
	Industrials — 1.7%
100,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	103,632
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,134,838
85,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	81,825
52,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	52,868
108,000	BNSF Funding Trust I, 6.613%, 12/15/55	108,357
56,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	58,819
38,000	Bombardier, Inc. (Canada), 144a, 8.750%, 11/15/30	41,133
109,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	108,040
95,000	Builders FirstSource, Inc., 144a, 6.375%, 6/15/32	97,621
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,029,776
115,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	112,104
1,286,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	936,159
50,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	49,580
66,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	62,396
24,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	24,611
1,254,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,264,620
62,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	63,392
19,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31	19,657
26,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 5.500%, 5/1/28	25,860
15,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	15,495
12,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.875%, 12/1/30	12,728
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Industrials — 1.7% (Continued)
$ 55,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	$ 53,048
77,000	Goat Holdco LLC, 144a, 6.750%, 2/1/32	78,274
154,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	148,639
1,004,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,026,468
897,000	Keysight Technologies, Inc., 4.950%, 10/15/34	886,906
75,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	78,933
106,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/27	107,756
106,000	Moog, Inc., 144a, 4.250%, 12/15/27	103,405
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	740,426
93,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	95,302
46,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	46,857
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	692,747
75,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	77,237
78,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	80,484
110,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	106,444
864,000	RTX Corp., 6.400%, 3/15/54	948,232
64,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	67,108
18,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	18,444
52,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	46,624
30,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	29,926
157,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	153,145
69,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	73,150
100,000	Terex Corp., 144a, 6.250%, 10/15/32	100,201
1,888,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	1,698,452
1,358,000	Timken Co. (The), 4.500%, 12/15/28	1,360,558
200,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	199,807
65,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	66,618
99,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	102,528
1,104,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,134,568
59,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	61,234
38,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	39,099
22,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	22,747
38,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	39,329
676,000	WestRock MWV LLC, 8.200%, 1/15/30	773,637
136,000	XPO, Inc., 144a, 7.125%, 2/1/32	142,432
		16,804,276
	Consumer Discretionary — 1.7%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,519,736
63,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	62,362
66,015	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	64,446
38,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	38,526
111,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	106,772
223,000	Carnival Corp., 144a, 4.000%, 8/1/28	218,540
54,000	Carnival Corp., 144a, 5.750%, 3/1/27	54,429
25,000	Carnival Corp., 144a, 6.125%, 2/15/33	25,579
62,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	58,583
107,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	113,690
151,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	144,173
1,178,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,180,588
908,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	905,882

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Consumer Discretionary — 1.7% (Continued)
$ 59,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	$ 54,800
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,773,291
56,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	53,534
120,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	115,815
26,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	26,696
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	637,982
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,017,028
102,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	103,581
75,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	71,453
1,130,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,138,459
867,000	Mattel, Inc., 5.450%, 11/1/41	771,057
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,402,898
200,000	MGM China Holdings Ltd. (Macao), 144a, 4.750%, 2/1/27	198,497
80,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	64,386
53,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	54,257
68,000	Newell Brands, Inc., 6.375%, 9/15/27	68,903
38,000	Newell Brands, Inc., 6.625%, 5/15/32	36,101
200,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	201,491
103,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	99,873
199,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	197,508
72,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	67,441
65,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	64,760
1,174,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,139,239
680,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	687,956
1,276,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,238,572
200,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	192,168
		15,971,052
	Consumer Staples — 1.5%
81,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	71,389
78,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	81,523
69,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	67,105
672,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	616,344
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	979,806
49,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	50,510
37,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	38,619
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,041,119
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	958,642
51,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	50,058
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,127,154
30,000	Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US LLC, 144a, 6.625%, 7/15/30	30,687
1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	893,775
132,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	118,294
98,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	98,009
38,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	38,984
87,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	80,579
635,000	Kroger Co. (The), 5.000%, 4/15/42	578,414
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	631,287
878,000	Mars, Inc., 144a, 5.200%, 3/1/35	887,963
66,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	67,498
1,974,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,664,165
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,393,857
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Consumer Staples — 1.5% (Continued)
$ 60,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	$ 57,678
108,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	108,601
54,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	52,350
49,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	50,906
156,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	147,305
650,000	Starbucks Corp., 3.350%, 3/12/50	438,557
244,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	255,466
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	840,073
69,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	68,919
75,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	79,079
808,000	Walmart, Inc., 4.500%, 9/9/52	707,489
		14,372,204
	Energy — 1.5%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,186,914
101,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	101,290
50,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	52,097
36,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	38,145
96,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	96,475
157,000	Buckeye Partners LP, 144a, 6.875%, 7/1/29	162,617
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,009,413
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	337,810
87,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	89,077
251,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	248,015
62,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	64,534
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,119,439
98,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	102,054
192,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	202,951
72,000	Energy Transfer LP, 8.000%, 5/15/54	76,576
26,000	Energy Transfer LP, Ser G, 7.125%(B)	26,483
48,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	49,907
46,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	48,103
77,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	81,775
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,174,307
60,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	59,227
33,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	32,084
91,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	91,231
48,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	45,970
95,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	95,836
106,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	106,759
566,482	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	447,181
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,150,887
64,000	Murphy Oil Corp., 5.875%, 12/1/42	51,882
77,000	Murphy Oil Corp., 6.000%, 10/1/32	73,414
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,419,823

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Energy — 1.5% (Continued)
$ 13,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	$ 13,229
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,173,995
133,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	127,867
39,000	Parkland Corp. (Canada), 144a, 6.625%, 8/15/32	39,865
73,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	75,909
65,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	64,198
12,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	11,630
38,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	38,548
1,418,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,208,329
39,000	SM Energy Co., 144a, 6.750%, 8/1/29	38,853
64,000	SM Energy Co., 144a, 7.000%, 8/1/32	63,062
103,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	105,861
143,000	Valaris Ltd., 144a, 8.375%, 4/30/30	146,719
55,000	Venture Global Calcasieu Pass LLC, 144a, 6.250%, 1/15/30	56,684
65,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	65,676
108,000	Venture Global LNG, Inc., 144a, 9.000%(B)	105,080
74,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	71,134
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	822,648
		14,071,563
	Information Technology — 1.1%
22,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	22,642
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,303,855
1,481,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,342,949
1,708,000	Cisco Systems, Inc., 4.850%, 2/26/29	1,749,938
142,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	143,325
85,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	90,429
134,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	133,330
762,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	735,524
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,173,513
671,000	Micron Technology, Inc., 2.703%, 4/15/32	583,740
277,000	Micron Technology, Inc., 6.750%, 11/1/29	299,331
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,078,099
11,000	NCR Voyix Corp., 144a, 5.125%, 4/15/29	10,834
69,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	64,995
70,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	67,826
393,000	Oracle Corp., 3.600%, 4/1/40	314,499
313,000	Oracle Corp., 4.300%, 7/8/34	297,314
49,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	48,976
864,000	Texas Instruments, Inc., 5.100%, 5/23/35	880,224
64,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	63,664
19,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	19,537
		10,424,544
	Health Care — 1.0%
832,000	AbbVie, Inc., 4.450%, 5/14/46	717,202
40,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	38,798
64,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	65,985
51,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	48,051
47,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	44,658
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	677,739
1,068,000	Amgen, Inc., 5.150%, 3/2/28	1,091,103
72,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	68,155
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	609,850
857,000	CommonSpirit Health, 4.187%, 10/1/49	662,304
19,000	Concentra Health Services, Inc., 144a, 6.875%, 7/15/32	19,672
782,000	CVS Health Corp., 5.125%, 7/20/45	693,370
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Health Care — 1.0% (Continued)
$ 52,000	DaVita, Inc., 144a, 6.875%, 9/1/32	$ 53,883
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	833,759
942,000	Elevance Health, Inc., 4.750%, 2/15/33	936,319
1,234,000	HCA, Inc., 5.500%, 3/1/32	1,273,398
60,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	63,951
25,000	LifePoint Health, Inc., 144a, 11.000%, 10/15/30	27,571
35,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	35,952
104,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	94,666
26,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	26,425
79,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	76,014
146,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	144,151
117,000	Tenet Healthcare Corp., 6.125%, 10/1/28	117,145
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	823,594
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	856,737
		10,100,452
	Communication Services — 1.0%
57,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	59,209
1,327,000	AT&T, Inc., 3.800%, 12/1/57	930,117
535,000	AT&T, Inc., 4.500%, 5/15/35	509,952
77,000	Cable One, Inc., 144a, 4.000%, 11/15/30	60,641
48,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	48,134
221,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	206,423
81,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	75,434
53,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	54,083
111,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	115,818
283,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	274,138
79,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	70,328
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	704,584
796,000	Comcast Corp., 4.000%, 3/1/48	615,728
71,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	69,983
87,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	84,359
88,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	89,547
111,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	108,082
103,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	102,759
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,358,897
22,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	22,266
165,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	158,471
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,144,045
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	555,385
113,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	113,037
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	665,125
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,562,120
107,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	99,903
		9,858,568
	Utilities — 0.9%
170,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	165,677
101,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	101,022
634,000	Calpine Corp., 144a, 5.000%, 2/1/31	627,175
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,810,482

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.0% (Continued)
	Utilities — 0.9% (Continued)
$ 97,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	$ 102,087
738,000	Duke Energy Progress LLC, 4.150%, 12/1/44	602,243
719,000	Edison International, 4.125%, 3/15/28	693,984
209,000	Edison International, 7.875%, 6/15/54	198,206
876,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	806,948
700,000	Georgia Power Co., 5.950%, 2/1/39	714,778
73,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	72,437
91,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.620%, 10/1/66(A)	84,603
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	694,318
105,000	PacifiCorp, 7.375%, 9/15/55	108,875
887,000	PacifiCorp., 5.750%, 4/1/37	902,107
171,000	Sempra, 4.125%, 4/1/52	164,425
195,000	South Jersey Industries, Inc., 5.020%, 4/15/31	161,493
960,000	Virginia Electric and Power Co., 5.650%, 3/15/55	945,214
		8,956,074
	Real Estate — 0.6%
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,286,802
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	997,831
63,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	60,215
67,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	63,803
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,142,047
12,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	12,549
76,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	73,648
39,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	40,094
64,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	63,643
12,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 7.250%, 7/15/28	12,443
121,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	119,783
735,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	735,497
446,000	Store Capital LLC REIT, 2.700%, 12/1/31	378,195
274,000	Store Capital LLC REIT, 2.750%, 11/18/30	241,397
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	612,485
21,000	XHR LP REIT, 144a, 4.875%, 6/1/29	20,349
50,000	XHR LP REIT, 144a, 6.625%, 5/15/30	50,943
		5,911,724
	Materials — 0.2%
63,000	Celanese US Holdings LLC, 6.629%, 7/15/32	65,999
97,000	Celanese US Holdings LLC, 7.200%, 11/15/33	102,967
102,000	Magnera Corp., 144a, 7.250%, 11/15/31	96,007
77,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	81,326
158,000	Novelis Corp., 144a, 4.750%, 1/30/30	151,407
108,000	Novelis Corp., 144a, 6.875%, 1/30/30	111,836
626,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	637,013
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	708,774
		1,955,329
	Total Corporate Bonds	$144,696,106
	U.S. Treasury Obligations — 11.4%
9,735,000	U.S. Treasury Bond, 4.125%, 8/15/44	8,929,961
1,025,000	U.S. Treasury Bond, 4.250%, 8/15/54	937,475
Principal Amount		MarketValue
	U.S. Treasury Obligations — 11.4% (Continued)
$ 2,499,000	U.S. Treasury Bond, 4.500%, 11/15/54	$ 2,385,374
291,000	U.S. Treasury Bond, 4.625%, 11/15/44	285,225
10,050,000	U.S. Treasury Bond, 4.625%, 2/15/55	9,798,750
7,015,000	U.S. Treasury Bond, 4.750%, 2/15/45	6,985,405
35,990,000	U.S. Treasury Note, 3.500%, 9/30/29	35,618,853
16,295,000	U.S. Treasury Note, 3.750%, 4/15/28	16,314,096
21,695,000	U.S. Treasury Note, 4.000%, 5/31/30	21,901,781
6,916,000	U.S. Treasury Note, 4.625%, 2/15/35	7,137,528
	Total U.S. Treasury Obligations	$110,294,448
	U.S. Government Mortgage-Backed Obligations — 3.1%
883	FHLMC, Pool #G08062, 5.000%, 6/1/35	896
97,510	FHLMC, Pool #G08637, 4.000%, 4/1/45	92,694
603,128	FHLMC, Pool #Q02664, 4.500%, 8/1/41	600,142
1,088,263	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,024,304
479,246	FHLMC, Pool #Q29260, 4.000%, 10/1/44	457,795
1,853,167	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,783,156
1,278,687	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,222,729
2,041,502	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	1,840,558
1,200,899	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,045,788
181,868	FNMA, Pool #725423, 5.500%, 5/1/34	186,310
163,526	FNMA, Pool #725610, 5.500%, 7/1/34	167,073
35,876	FNMA, Pool #748895, 6.000%, 12/1/33	36,000
75,560	FNMA, Pool #AD9193, 5.000%, 9/1/40	76,502
198,813	FNMA, Pool #AH8925, 4.500%, 3/1/41	197,585
230,550	FNMA, Pool #AR9195, 3.000%, 3/1/43	208,370
357,459	FNMA, Pool #BC1809, 3.500%, 5/1/46	330,137
1,519,606	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,218,429
1,589,996	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,371,018
2,191,349	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,820,180
1,524,563	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,218,546
482,151	FNMA, Pool #FM5166, 3.000%, 12/1/50	419,086
410,673	FNMA, Pool #FM5279, 3.500%, 11/1/50	373,941
287,827	FNMA, Pool #FM5468, 2.500%, 1/1/36	270,215
483,241	FNMA, Pool #FM5682, 2.500%, 1/1/51	405,111
1,122,577	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,035,015
1,548,098	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,300,787
1,472,770	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,235,651
1,184,849	FNMA, Pool #FM9448, 2.000%, 10/1/51	940,577
936,157	FNMA, Pool #FS0816, 2.500%, 2/1/37	874,222
2,024,267	FNMA, Pool #FS6793, 4.000%, 6/1/53	1,882,970
2,097,255	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,818,455
496,307	FNMA, Pool #MA4166, 3.000%, 10/1/40	462,360
343,913	GNMA, Pool #5175, 4.500%, 9/20/41	341,205
1,491,365	GNMA, Pool #786741, 3.500%, 4/20/52	1,359,021
1,929,053	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,801,254
	Total U.S. Government Mortgage-Backed Obligations	$29,418,082
	Non-Agency Collateralized Mortgage Obligations — 2.2%
48,992	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	47,469
140,424	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.486%, 6/25/45(A)(C)	137,124
305,154	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.638%, 10/25/45(A)(C)	291,239
1,196,548	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,191,188
754,673	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	746,638
828,066	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	821,051
615,582	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	502,626

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.2% (Continued)
$ 433,454	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	$ 431,781
94,219	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.399%, 5/25/43(A)(C)	92,352
235,801	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.891%, 1/25/45(A)(C)	227,231
241,532	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.764%, 12/25/44(A)(C)	232,628
776,448	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	751,124
1,403,664	GCAT Trust, Ser 2022-INV2, Class A9, 144a, 3.000%, 4/25/52(A)(C)	1,315,717
1,268,856	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,250,743
1,009,567	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	895,548
1,158,078	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	1,019,957
571,848	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(C)	518,130
1,209,095	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.046%, 1/25/49(A)(C)	1,108,491
1,040,651	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.565%, 12/25/50(A)(C)	921,784
1,243,310	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,152,692
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	511,833
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,321,232
1,430,931	OBX Trust, Ser 2021-J3, Class A4, 144a, 2.500%, 10/25/51(A)(C)	1,276,341
119,885	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	110,351
790,833	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.719%, 8/25/48(A)(C)	764,978
717,516	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.719%, 8/25/48(A)(C)	694,058
1,429,055	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	1,262,240
1,157,700	Verus Securitization Trust, Ser 2022-7, Class A1, 144a, 5.152%, 7/25/67(A)(C)	1,165,180
1,038,786	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	920,199
	Total Non-Agency Collateralized Mortgage Obligations	$21,681,925
	Commercial Mortgage-Backed Securities — 2.1%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	810,964
25,560,058	BANK, Ser 2019-BN21, Class XA, 0.947%, 10/17/52(A)(C)(D)	722,061
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	814,427
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,024,419
670,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	702,997
780,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	815,431
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(A)(C)	1,394,595
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,368,368
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.1% (Continued)
$ 390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	$ 373,949
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	692,721
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(A)(C)	1,183,842
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	620,873
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,086,024
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.876%, 10/15/36(A)	987,943
785,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	763,498
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	640,674
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.629%, 11/15/35(A)	468,719
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,084,380
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	792,458
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	421,864
495,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	491,774
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(A)(C)	748,274
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,082,446
	Total Commercial Mortgage-Backed Securities	$20,092,701
	Asset-Backed Securities — 1.3%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.168%, 4/15/34(A)	1,001,174
1,050,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.706%, 1/15/35(A)	1,051,073
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	333,684
809,583	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	753,430
126,892	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	124,783
995,800	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	981,229
935,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	901,513
1,176,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.719%, 10/19/34(A)	1,172,922
816,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	763,003
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 6.168%, 10/15/34(A)	1,500,000
243,106	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	228,822
1,040,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	924,592

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 1.3% (Continued)
$ 1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.798%, 4/25/55(A)(C)	$ 1,356,600
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	965,602
	Total Asset-Backed Securities	$12,058,427
	Agency Collateralized Mortgage Obligations — 0.5%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	371,566
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,216,549
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,199,691
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,647,996
110,103	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	110,423
3,418,746	GNMA, Ser 2012-147, Class IO, 0.533%, 4/16/54(A)(C)(D)	34,818
	Total Agency Collateralized Mortgage Obligations	$4,581,043
Shares
Exchange-Traded Fund — 0.2%
59,431	iShares Broad USD High Yield Corporate Bond ETF	2,229,257
Principal Amount
	Sovereign Government Obligations — 0.2%
$ 834,000	Chile Government International Bond, 3.100%, 1/22/61	503,069
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	605,872
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	806,362
	Total Sovereign Government Obligations	$1,915,303
Shares
	Short-Term Investment Fund — 1.3%
13,015,336	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	13,015,336
	Total Investment Securities—99.7% (Cost $671,482,341)	$962,249,131
	Other Assets in Excess of Liabilities — 0.3%	2,923,147
	Net Assets — 100.0%	$965,172,278
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $88,142,774 or 9.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$602,266,503	$—	$—	$602,266,503
Corporate Bonds	—	144,696,106	—	144,696,106
U.S. Treasury Obligations	—	110,294,448	—	110,294,448
U.S. Government Mortgage-Backed Obligations	—	29,418,082	—	29,418,082
Non-Agency Collateralized Mortgage Obligations	—	21,681,925	—	21,681,925
Commercial Mortgage-Backed Securities	—	20,092,701	—	20,092,701
Asset-Backed Securities	—	12,058,427	—	12,058,427
Agency Collateralized Mortgage Obligations	—	4,581,043	—	4,581,043
Exchange-Traded Fund	2,229,257	—	—	2,229,257
Sovereign Government Obligations	—	1,915,303	—	1,915,303
Short-Term Investment Fund	13,015,336	—	—	13,015,336
Other Financial Instruments
Futures
Interest rate contracts	228,082	—	—	228,082
Total Assets	$617,739,178	$344,738,035	$—	$962,477,213
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(304,474)	$—	$—	$(304,474)
Total Liabilities	$(304,474)	$—	$—	$(304,474)
Total	$617,434,704	$344,738,035	$—	$962,172,739
Futures Contracts
At June 30, 2025, $597,775 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Bond	9/19/2025	201	$22,967,392	$(304,474)
Long Futures:
2-Year U.S. Treasury Note	9/30/2025	487	101,307,414	228,082
				$(76,392)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – June 30, 2025
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 74.3%
$500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 506,201
500,000	Barry County, MO, COP, 5.000%, 10/01/37	509,108
500,000	Beaumont , TX, Waterworks & Sewer System Revenue Ser A, 5.000%, 09/01/26	511,990
500,000	Central Plains Energy Project, Revenue Ser A1, 5.000%, 08/01/55	529,223
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	513,232
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	410,880
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	529,635
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	514,524
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	493,855
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	500,009
500,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	537,677
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	549,722
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	512,403
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	530,634
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	538,115
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	357,944
500,000	Hamilton County, OH, 5.000%, 08/15/40	513,039
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	460,001
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	538,168
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	524,561
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	494,010
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	513,525
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	504,537
500,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	504,893
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	517,611
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	528,398
500,000	Massachusetts Development Finance Agency, Revenue, 5.000%, 01/01/35	538,692
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	514,633
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	522,085
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	539,685
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	531,043
500,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	510,517
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	496,048
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	512,144
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	527,828
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	504,278
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 74.3% (Continued)
$500,000	New York City Transitional Finance Auth., Revenue Ser D, 5.000%, 05/01/50	$ 508,940
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	496,441
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	391,568
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	500,775
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	507,638
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	537,218
500,000	Polaris Career Center COP, 5.000%, 11/01/35	502,258
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	512,233
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	513,546
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	525,989
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	535,641
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	514,312
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	502,781
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	512,255
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	503,497
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	527,104
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	517,991
500,000	State of Louisiana Gasoline & Fuels Tax Revenue Ser A, 4.000%, 05/01/40	483,298
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	514,693
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	452,786
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	538,731
500,000	Westmoreland County Municipal Auth., Revenue, 5.000%, 08/15/49	505,624
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	504,975
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	459,552
500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	510,104
	Total Fixed Rate Revenue Bonds	$30,920,798
	General Obligation Bonds – 23.1%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	516,488
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	503,713
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	394,820
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	520,000
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	503,824
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	524,861
500,000	Gregg County, TX, LTGO, 5.000%, 09/15/30	536,567
500,000	Harris County Hospital District, LTGO, 5.000%, 02/15/55	502,241
500,000	Harris County, TX, LTGO Ser A, 5.000%, 09/15/54	508,111
500,000	Homewood, AL, UTGO, 5.000%, 09/01/29	511,316
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	505,648
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	504,842
500,000	L'Anse Creuse Public Schools, UTGO Ser I, 5.000%, 05/01/49	516,126
500,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	535,321
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	518,666

Touchstone Core Municipal Bond Fund (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 23.1% (Continued)
$450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	$ 486,778
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	510,932
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	510,368
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	499,402
	Total General Obligation Bonds	$9,610,024
Shares
	Short-Term Investment Fund — 1.6%
681,270	Dreyfus Government Cash Management Institutional Shares, 4.21%∞Ω	681,270
	Total Investment Securities—99.0% (Cost $42,563,988)	$41,212,092
	Other Assets in Excess of Liabilities — 1.0%	$398,103
	Net Assets — 100.0%	$41,610,195
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$40,530,822	$—	$40,530,822
Short-Term Investment Fund	681,270	—	—	681,270
Total	$681,270	$40,530,822	$—	$41,212,092
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Value Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 98.5%
	Japan — 14.4%
	Consumer Discretionary — 5.5%
115,500	Honda Motor Co. Ltd.	$ 1,113,750
140,300	Panasonic Holdings Corp.	1,501,115
87,300	Sankyo Co. Ltd.	1,615,817
88,300	Sumitomo Rubber Industries Ltd.	1,002,779
146,000	Yamaha Motor Co. Ltd.	1,092,529
	Financials — 1.1%
138,500	Japan Post Holdings Co. Ltd.	1,282,817
	Health Care — 0.8%
43,700	Nippon Shinyaku Co. Ltd.	953,675
	Industrials — 5.3%
49,300	Komatsu Ltd.	1,626,581
95,800	NGK Insulators Ltd.	1,202,444
84,000	NIPPON EXPRESS HOLDINGS, Inc.	1,685,075
63,440	Sojitz Corp.	1,558,945
	Information Technology — 1.7%
67,800	Brother Industries Ltd.	1,169,577
25,100	Canon, Inc.	727,994
	Total Japan	16,533,098
	China — 8.8%
	Consumer Discretionary — 5.0%
138,100	Alibaba Group Holding Ltd.	1,954,937
86,100	JD.com, Inc. - Class A	1,406,212
24,000	Prosus NV	1,346,556
70,700	Vipshop Holdings Ltd. ADR	1,064,035
	Energy — 1.1%
1,484,000	PetroChina Co. Ltd. Class H	1,278,877
	Health Care — 1.5%
1,800,000	CSPC Pharmaceutical Group Ltd.	1,770,590
	Industrials — 1.2%
646,000	Weichai Power Co. Ltd. Class H	1,315,268
	Total China	10,136,475
	United Kingdom — 8.5%
	Consumer Staples — 2.8%
31,600	Imperial Brands PLC	1,248,521
360,400	Tesco PLC	1,987,074
	Financials — 4.4%
153,500	HSBC Holdings PLC	1,856,765
177,800	Investec PLC	1,330,112
266,700	NatWest Group PLC	1,873,022
	Real Estate — 1.3%
1,250,600	Supermarket Income PLC REIT	1,457,424
	Total United Kingdom	9,752,918
	Canada — 7.2%
	Energy — 1.2%
17,500	Imperial Oil Ltd.	1,390,233
	Financials — 1.5%
53,900	Manulife Financial Corp.	1,723,375
	Industrials — 1.7%
44,400	Finning International, Inc.	1,898,269
	Materials — 2.8%
100,100	Dundee Precious Metals, Inc.	1,608,363
31,400	Lundin Gold, Inc.	1,657,911
	Total Canada	8,278,151
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	South Korea — 6.4%
	Communication Services — 1.1%
30,400	SK Telecom Co. Ltd.	$ 1,277,179
	Consumer Discretionary — 1.1%
17,300	Kia Corp.	1,237,891
	Financials — 1.2%
14,800	DB Insurance Co. Ltd.	1,350,538
	Industrials — 1.8%
15,720	SK Square Co. Ltd.*	2,112,910
	Information Technology — 1.2%
31,690	Samsung Electronics Co. Ltd.	1,401,383
	Total South Korea	7,379,901
	France — 5.1%
	Energy — 1.2%
21,800	TotalEnergies SE	1,332,474
	Financials — 1.5%
19,900	BNP Paribas SA	1,785,064
	Real Estate — 1.2%
35,500	Klepierre SA REIT	1,403,645
	Utilities — 1.2%
41,100	Rubis SCA	1,328,906
	Total France	5,850,089
	Italy — 4.9%
	Consumer Discretionary — 1.1%
187,300	Pirelli & C SpA, 144a	1,291,073
	Financials — 1.4%
23,400	UniCredit SpA	1,569,751
	Industrials — 1.1%
64,800	Iveco Group NV	1,276,123
	Materials — 1.3%
26,400	Buzzi SpA	1,464,146
	Total Italy	5,601,093
	Netherlands — 4.8%
	Energy — 1.4%
47,200	Shell PLC	1,646,787
	Financials — 3.4%
72,400	ABN AMRO Bank NV, 144a	1,976,951
28,500	NN Group NV	1,896,364
	Total Netherlands	5,520,102
	Germany — 4.0%
	Consumer Discretionary — 1.0%
18,900	Mercedes-Benz Group AG	1,101,117
	Financials — 1.6%
62,200	Deutsche Bank AG	1,843,946
	Industrials — 1.4%
33,900	Daimler Truck Holding AG	1,608,350
	Total Germany	4,553,413
	Switzerland — 3.7%
	Health Care — 3.7%
26,100	Novartis AG	3,167,942
3,500	Roche Holding AG	1,142,470
	Total Switzerland	4,310,412

Touchstone International Value Fund (Continued)
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	Taiwan — 3.6%
	Information Technology — 3.6%
1,275,000	Compal Electronics, Inc.	$ 1,268,173
267,000	Hon Hai Precision Industry Co. Ltd.	1,473,129
901,000	United Microelectronics Corp.	1,358,974
	Total Taiwan	4,100,276
	India — 3.3%
	Energy — 1.9%
240,700	Coal India Ltd.	1,100,683
320,400	Petronet LNG Ltd.	1,128,170
	Financials — 1.4%
1,185,300	Canara Bank	1,578,732
	Total India	3,807,585
	Spain — 2.9%
	Financials — 1.8%
249,400	Banco Santander SA	2,065,251
	Information Technology — 1.1%
29,200	Indra Sistemas SA	1,266,881
	Total Spain	3,332,132
	Hong Kong — 2.6%
	Consumer Staples — 1.2%
1,447,900	WH Group Ltd., 144a	1,395,475
	Health Care — 1.4%
852,000	United Laboratories International Holdings Ltd. (The)	1,633,459
	Total Hong Kong	3,028,934
	South Africa — 2.3%
	Consumer Discretionary — 1.2%
4,300	Naspers Ltd. Class N	1,341,658
	Materials — 1.1%
92,400	Harmony Gold Mining Co. Ltd.	1,285,649
	Total South Africa	2,627,307
	Norway — 2.2%
	Consumer Staples — 0.7%
42,700	Mowi ASA	824,396
	Financials — 1.5%
62,400	DNB Bank ASA	1,725,646
	Total Norway	2,550,042
	Denmark — 1.6%
	Financials — 1.6%
45,400	Danske Bank A/S	1,854,309
	Austria — 1.5%
	Financials — 1.5%
20,200	Erste Group Bank AG	1,719,531
	Belgium — 1.4%
	Financials — 1.4%
23,900	Ageas SA	1,616,778
	Greece — 1.3%
	Communication Services — 1.3%
80,700	Hellenic Telecommunications Organization SA	1,534,278
	Mexico — 1.3%
	Consumer Staples — 1.3%
815,400	Kimberly-Clark de Mexico SAB de CV - Class A	1,494,831
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	United States — 1.3%
	Health Care — 1.3%
76,100	GSK PLC	$ 1,450,958
	Brazil — 1.2%
	Materials — 1.2%
138,600	Vale SA	1,344,393
	Sweden — 1.1%
	Information Technology — 1.1%
154,400	Telefonaktiebolaget LM Ericsson - Class B	1,319,398
	Malaysia — 1.1%
	Financials — 1.1%
765,300	CIMB Group Holdings Bhd	1,234,319
	Indonesia — 1.0%
	Utilities — 1.0%
11,771,900	Perusahaan Gas Negara Tbk PT	1,171,559
	Australia — 1.0%
	Materials — 1.0%
16,200	Rio Tinto Ltd.	1,146,802
	Total Common Stocks	$113,249,084
	Short-Term Investment Fund — 0.4%
448,942	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	448,942
	Total Investment Securities — 98.9% (Cost $93,811,597)	$113,698,026
	Other Assets in Excess of Liabilities — 1.1%	1,227,361
	Net Assets — 100.0%	$114,925,387
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $4,663,499 or 4.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Value Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$16,533,098	$—	$16,533,098
China	1,064,035	9,072,440	—	10,136,475
United Kingdom	2,787,536	6,965,382	—	9,752,918
Canada	8,278,151	—	—	8,278,151
South Korea	1,277,179	6,102,722	—	7,379,901
France	—	5,850,089	—	5,850,089
Italy	—	5,601,093	—	5,601,093
Netherlands	—	5,520,102	—	5,520,102
Germany	—	4,553,413	—	4,553,413
Switzerland	—	4,310,412	—	4,310,412
Taiwan	—	4,100,276	—	4,100,276
India	—	3,807,585	—	3,807,585
Spain	—	3,332,132	—	3,332,132
Hong Kong	—	3,028,934	—	3,028,934
South Africa	—	2,627,307	—	2,627,307
Norway	824,396	1,725,646	—	2,550,042
Denmark	—	1,854,309	—	1,854,309
Austria	—	1,719,531	—	1,719,531
Belgium	—	1,616,778	—	1,616,778
Greece	1,534,278	—	—	1,534,278
Mexico	1,494,831	—	—	1,494,831
United States	—	1,450,958	—	1,450,958
Brazil	1,344,393	—	—	1,344,393
Sweden	—	1,319,398	—	1,319,398
Malaysia	—	1,234,319	—	1,234,319
Indonesia	—	1,171,559	—	1,171,559
Australia	—	1,146,802	—	1,146,802
Short-Term Investment Fund	448,942	—	—	448,942
Total	$19,053,741	$94,644,285	$—	$113,698,026
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 98.5%
	Information Technology — 33.8%
1,088,780	Apple, Inc.	$ 223,384,993
208,028	Applied Materials, Inc.	38,083,686
757,177	Microsoft Corp.	376,627,411
1,158,011	NVIDIA Corp.	182,954,158
469,937	Oracle Corp.	102,742,326
273,284	Salesforce, Inc.	74,521,814
277,183	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	62,779,178
325,115	Texas Instruments, Inc.	67,500,376
174,337	Workday, Inc. - Class A*	41,840,880
		1,170,434,822
	Communication Services — 16.3%
1,098,315	Alphabet, Inc. - Class C	194,830,098
1,034,614	Comcast Corp. - Class A	36,925,374
372,694	Meta Platforms, Inc. - Class A	275,081,714
16,928	Netflix, Inc.*	22,668,793
272,326	Walt Disney Co. (The)	33,771,147
		563,277,126
	Financials — 13.8%
1,968,763	Bank of America Corp.	93,161,865
112,872	Berkshire Hathaway, Inc. - Class B*	54,829,831
812,560	Charles Schwab Corp. (The)	74,137,974
116,726	Goldman Sachs Group, Inc. (The)	82,612,827
36,350	Markel Group, Inc.*	72,604,036
282,293	Visa, Inc. - Class A	100,228,130
		477,574,663
	Health Care — 9.4%
291,385	Becton Dickinson & Co.	50,191,066
329,786	BioMarin Pharmaceutical, Inc.*	18,128,336
825,047	Bristol-Myers Squibb Co.	38,191,426
120,775	HCA Healthcare, Inc.	46,268,903
388,638	Johnson & Johnson	59,364,454
775,587	Medtronic PLC	67,607,919
145,870	UnitedHealth Group, Inc.	45,507,064
		325,259,168
	Consumer Discretionary — 9.0%
418,209	Airbnb, Inc. - Class A*	55,345,779
948,364	Amazon.com, Inc.*	208,061,578
418,713	Las Vegas Sands Corp.	18,218,203
327,273	Starbucks Corp.	29,988,025
		311,613,585
	Industrials — 6.5%
330,248	Boeing Co. (The)*	69,196,864
72,234	Hubbell, Inc.	29,501,088
157,304	RTX Corp.	22,969,530
597,739	SS&C Technologies Holdings, Inc.	49,492,789
341,064	Stanley Black & Decker, Inc.	23,107,086
349,931	Uber Technologies, Inc.*	32,648,562
		226,915,919
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	Consumer Staples — 4.4%
171,679	Diageo PLC (United Kingdom) ADR	$ 17,312,110
506,791	Monster Beverage Corp.*	31,745,388
559,197	Philip Morris International, Inc.	101,846,550
		150,904,048
	Energy — 2.3%
614,529	Exxon Mobil Corp.	66,246,226
365,452	Schlumberger NV	12,352,278
		78,598,504
	Materials — 1.6%
432,897	DuPont de Nemours, Inc.	29,692,405
361,806	International Flavors & Fragrances, Inc.	26,610,832
		56,303,237
	Real Estate — 1.4%
188,994	Jones Lang LaSalle, Inc.*	48,340,885
	Total Common Stocks	$3,409,221,957
	Short-Term Investment Fund — 1.6%
55,107,368	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	55,107,368
	Total Investment Securities—100.1% (Cost $1,635,752,436)	$3,464,329,325
	Liabilities in Excess of Other Assets — (0.1%)	(2,227,673)
	Net Assets — 100.0%	$3,462,101,652
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,409,221,957	$—	$—	$3,409,221,957
Short-Term Investment Fund	55,107,368	—	—	55,107,368
Total	$3,464,329,325	$—	$—	$3,464,329,325
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 97.7%
	Financials — 32.1%
41,540	Berkshire Hathaway, Inc. - Class B*	$ 20,178,886
11,861	Blackrock, Inc.	12,445,154
131,378	Charles Schwab Corp. (The)	11,986,929
31,696	Chubb Ltd.	9,182,965
63,702	Fiserv, Inc.*	10,982,862
59,558	Progressive Corp. (The)	15,893,648
39,639	Visa, Inc. - Class A	14,073,827
		94,744,271
	Information Technology — 14.2%
77,763	Apple, Inc.	15,954,635
84,889	Entegris, Inc.	6,846,298
54,469	TE Connectivity PLC (Switzerland)	9,187,286
48,140	Texas Instruments, Inc.	9,994,827
		41,983,046
	Industrials — 13.4%
31,738	FedEx Corp.	7,214,365
48,278	Norfolk Southern Corp.	12,357,719
51,443	Old Dominion Freight Line, Inc.	8,349,199
47,070	Republic Services, Inc.	11,607,933
		39,529,216
	Materials — 11.2%
45,647	Air Products & Chemicals, Inc.	12,875,193
16,662	Martin Marietta Materials, Inc.	9,146,772
16,127	NewMarket Corp.	11,141,499
		33,163,464
	Consumer Staples — 7.7%
140,467	Altria Group, Inc.	8,235,580
74,528	Church & Dwight Co., Inc.	7,162,886
72,757	Nestle SA (Switzerland) ADR	7,226,225
		22,624,691
	Consumer Discretionary — 6.6%
22,895	Lowe's Cos., Inc.	5,079,714
77,492	O'Reilly Automotive, Inc.*	6,984,354
82,461	Starbucks Corp.	7,555,901
		19,619,969
	Communication Services — 6.4%
106,360	Alphabet, Inc. - Class C	18,867,200
Shares		Market Value
	Common Stocks — 97.7% (Continued)
	Health Care — 3.8%
134,927	Bruker Corp.	$ 5,558,992
36,988	Johnson & Johnson	5,649,917
		11,208,909
	Energy — 2.3%
46,653	Chevron Corp.	6,680,243
	Total Common Stocks	$288,421,009
	Short-Term Investment Fund — 2.3%
6,752,954	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	6,752,954
	Total Investment Securities—100.0% (Cost $169,838,153)	$295,173,963
	Liabilities in Excess of Other Assets — (0.0%)	(24,395)
	Net Assets — 100.0%	$295,149,568
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$288,421,009	$—	$—	$288,421,009
Short-Term Investment Fund	6,752,954	—	—	6,752,954
Total	$295,173,963	$—	$—	$295,173,963
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Company Growth Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 49.3%
111,700	Arista Networks, Inc.*	$ 11,428,027
11,094	Autodesk, Inc.*	3,434,370
26,830	Broadcom, Inc.	7,395,689
7,131	Cadence Design Systems, Inc.*	2,197,418
62,704	Dynatrace, Inc.*	3,461,888
54,959	Fortinet, Inc.*	5,810,265
10,039	Intuit, Inc.	7,907,018
35,668	Microsoft Corp.	17,741,620
144,471	NVIDIA Corp.	22,824,973
2,700	Synopsys, Inc.*	1,384,236
		83,585,504
	Communication Services — 12.8%
56,907	Alphabet, Inc. - Class A	10,028,721
10,578	Meta Platforms, Inc. - Class A	7,807,516
2,910	Netflix, Inc.*	3,896,868
		21,733,105
	Industrials — 11.8%
5,340	GE Vernova, Inc.	2,825,661
18,290	General Electric Co.	4,707,663
25,189	Howmet Aerospace, Inc.	4,688,428
84,482	Uber Technologies, Inc.*	7,882,171
		20,103,923
	Consumer Discretionary — 10.7%
65,701	Amazon.com, Inc.*	14,414,142
640	Booking Holdings, Inc.	3,705,114
		18,119,256
	Financials — 8.0%
33,300	Fiserv, Inc.*	5,741,253
5,555	Mastercard, Inc. - Class A	3,121,577
13,414	Visa, Inc. - Class A	4,762,640
		13,625,470
	Health Care — 6.9%
23,992	Abbott Laboratories	3,263,152
Shares		Market Value
	Common Stocks — 99.5% (Continued)
	Health Care — 6.9% (Continued)
52,210	DexCom, Inc.*	$ 4,557,411
56,005	Novo Nordisk A/S (Denmark) ADR	3,865,465
		11,686,028
	Total Common Stocks	$168,853,286
	Short-Term Investment Fund — 0.6%
952,976	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	952,976
	Total Investment Securities—100.1% (Cost $86,452,925)	$169,806,262
	Liabilities in Excess of Other Assets — (0.1%)	(146,869)
	Net Assets — 100.0%	$169,659,393
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$168,853,286	$—	$—	$168,853,286
Short-Term Investment Fund	952,976	—	—	952,976
Total	$169,806,262	$—	$—	$169,806,262
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 99.5%
	Industrials — 22.7%
37,065	CACI International, Inc. - Class A*	$ 17,668,885
76,395	Clean Harbors, Inc.*	17,660,996
72,152	Crane Co.	13,700,943
246,843	CSG Systems International, Inc.	16,121,316
24,349	Curtiss-Wright Corp.	11,895,704
31,760	EMCOR Group, Inc.	16,988,106
86,918	ESCO Technologies, Inc.	16,676,957
475,619	ExlService Holdings, Inc.*	20,827,356
154,579	Federal Signal Corp.	16,450,297
294,628	Hexcel Corp.	16,643,536
108,090	ITT, Inc.	16,951,755
313,808	KBR, Inc.	15,043,956
195,183	MAXIMUS, Inc.	13,701,847
273,137	NEXTracker, Inc. - Class A*	14,850,459
395,450	WNS Holdings Ltd. (India) ADR*	25,008,258
438,505	Zurn Elkay Water Solutions Corp.	16,036,128
		266,226,499
	Information Technology — 19.5%
110,556	Advanced Energy Industries, Inc.	14,648,670
386,927	Box, Inc. - Class A*	13,221,295
1,376,435	CCC Intelligent Solutions Holdings, Inc.*	12,952,253
196,483	Ciena Corp.*	15,979,962
89,923	CommVault Systems, Inc.*	15,676,277
1,229,459	DoubleVerify Holdings, Inc.*	18,405,001
792,867	LiveRamp Holdings, Inc.*	26,196,326
134,981	Onto Innovation, Inc.*	13,623,632
127,775	Qualys, Inc.*	18,255,214
814,878	RingCentral, Inc. - Class A*	23,101,791
107,881	SPS Commerce, Inc.*	14,681,525
481,810	Tower Semiconductor Ltd. (Israel)*	20,886,464
731,816	Verint Systems, Inc.*	14,394,821
533,267	Viant Technology, Inc. - Class A*	7,055,123
		229,078,354
	Health Care — 18.7%
364,276	Bio-Techne Corp.	18,742,000
31,512	Chemed Corp.	15,344,138
215,290	Doximity, Inc. - Class A*	13,205,889
175,554	Encompass Health Corp.	21,528,187
115,271	Ensign Group, Inc. (The)	17,781,705
312,317	Globus Medical, Inc. - Class A*	18,432,949
419,740	Haemonetics Corp.*	31,316,801
515,452	LivaNova PLC*	23,205,649
146,067	Merit Medical Systems, Inc.*	13,654,343
727,258	Option Care Health, Inc.*	23,621,340
1,009,864	Progyny, Inc.*	22,217,008
		219,050,009
	Consumer Discretionary — 12.7%
175,620	Champion Homes, Inc.*	10,995,568
151,890	Crocs, Inc.*	15,383,419
208,223	Frontdoor, Inc.*	12,272,664
80,655	Grand Canyon Education, Inc.*	15,243,795
324,555	Malibu Boats, Inc. - Class A*	10,171,554
200,320	PVH Corp.	13,741,952
404,416	Steven Madden Ltd.	9,697,896
151,953	Stride, Inc.*	22,062,056
73,142	Texas Roadhouse, Inc.	13,707,542
38,748	TopBuild Corp.*	12,544,277
415,940	YETI Holdings, Inc.*	13,110,429
		148,931,152
Shares		Market Value
	Common Stocks — 99.5% (Continued)
	Financials — 9.2%
276,880	Ameris Bancorp	$ 17,914,136
363,268	Atlantic Union Bankshares Corp.	11,363,023
67,942	Evercore, Inc. - Class A	18,345,699
933,567	FNB Corp.	13,611,407
576,003	Home BancShares, Inc.	16,393,045
135,517	SouthState Corp.	12,471,629
329,643	Webster Financial Corp.	17,998,508
		108,097,447
	Real Estate — 6.2%
195,134	Agree Realty Corp. REIT	14,256,490
538,576	Apple Hospitality REIT, Inc.	6,285,182
107,504	Colliers International Group, Inc. (Canada)	14,033,572
581,373	COPT Defense Properties REIT	16,034,267
252,978	Kite Realty Group Trust REIT	5,729,952
458,367	STAG Industrial, Inc. REIT	16,629,555
		72,969,018
	Energy — 4.2%
411,246	Cactus, Inc. - Class A	17,979,675
304,944	HF Sinclair Corp.	12,527,099
930,273	Oceaneering International, Inc.*	19,275,257
		49,782,031
	Communication Services — 3.2%
809,095	Cargurus, Inc.*	27,080,410
346,975	Ziff Davis, Inc.*	10,502,933
		37,583,343
	Materials — 3.1%
66,586	Eagle Materials, Inc.	13,457,696
414,153	Silgan Holdings, Inc.	22,438,810
		35,896,506
	Total Common Stocks	$1,167,614,359
	Short-Term Investment Fund — 0.6%
6,613,056	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	6,613,056
	Total Investment Securities—100.1% (Cost $892,800,143)	$1,174,227,415
	Liabilities in Excess of Other Assets — (0.1%)	(764,505)
	Net Assets — 100.0%	$1,173,462,910
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,167,614,359	$—	$—	$1,167,614,359
Short-Term Investment Fund	6,613,056	—	—	6,613,056
Total	$1,174,227,415	$—	$—	$1,174,227,415
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – June 30, 2025
Shares		Market Value
	Common Stocks — 98.2%
	Financials — 20.2%
37,750	American Express Co.	$ 12,041,495
145,961	American International Group, Inc.	12,492,802
421,787	Bank of America Corp.	19,958,961
170,657	Bank of Nova Scotia (The) (Canada)	9,432,212
28,929	Capital One Financial Corp.	6,154,934
16,163	Everest Group Ltd.	5,492,995
215,961	Fidelity National Information Services, Inc.	17,581,385
187,464	SLM Corp.	6,146,945
120,173	Wells Fargo & Co.	9,628,261
133,647	Western Alliance Bancorp	10,421,793
27,030	Willis Towers Watson PLC	8,284,695
		117,636,478
	Consumer Discretionary — 11.8%
205,016	Aptiv PLC (Jersey)*	13,986,191
905,680	Carnival Corp.*	25,467,722
201,821	Las Vegas Sands Corp.	8,781,232
101,130	Lennar Corp. - Class A	11,185,989
96,421	Wynn Resorts Ltd.	9,031,755
		68,452,889
	Health Care — 10.0%
642,115	Avantor, Inc.*	8,642,868
16,454	Elevance Health, Inc.	6,399,948
127,577	Medtronic PLC	11,120,887
141,581	Merck & Co., Inc.	11,207,552
237,140	Sanofi SA ADR	11,456,233
30,010	UnitedHealth Group, Inc.	9,362,220
		58,189,708
	Information Technology — 10.0%
83,753	Cognizant Technology Solutions Corp. - Class A	6,535,247
166,364	Entegris, Inc.	13,417,257
152,867	Microchip Technology, Inc.	10,757,251
56,704	Oracle Corp.	12,397,195
93,506	QUALCOMM, Inc.	14,891,765
		57,998,715
	Energy — 9.2%
162,355	Exxon Mobil Corp.	17,501,869
467,657	Halliburton Co.	9,530,850
50,099	Hess Corp.	6,940,715
515,077	Permian Resources Corp.	7,015,349
103,182	Phillips 66	12,309,613
		53,298,396
	Industrials — 8.2%
76,930	Fortive Corp.	4,010,361
52,930	JB Hunt Transport Services, Inc.	7,600,748
152,808	Johnson Controls International PLC	16,139,581
25,643	Ralliant Corp.*	1,243,429
145,811	Vertiv Holdings Co. - Class A	18,723,591
		47,717,710
	Utilities — 7.8%
244,053	Entergy Corp.	20,285,685
133,395	Pinnacle West Capital Corp.	11,934,851
196,827	Xcel Energy, Inc.	13,403,919
		45,624,455
Shares		Market Value
	Common Stocks — 98.2% (Continued)
	Consumer Staples — 6.0%
559,188	Keurig Dr Pepper, Inc.	$ 18,486,755
91,215	Philip Morris International, Inc.	16,612,988
		35,099,743
	Materials — 5.5%
54,163	Air Products & Chemicals, Inc.	15,277,216
290,947	Axalta Coating Systems Ltd.*	8,638,216
87,400	CRH PLC	8,023,320
		31,938,752
	Real Estate — 4.9%
53,481	Prologis, Inc. REIT	5,621,923
33,750	Public Storage REIT	9,902,925
400,627	VICI Properties, Inc. REIT	13,060,440
		28,585,288
	Communication Services — 4.6%
52,435	Alphabet, Inc. - Class A	9,240,620
269,643	Comcast Corp. - Class A	9,623,559
50,745	Electronic Arts, Inc.	8,103,976
		26,968,155
	Total Common Stocks	$571,510,289
	Short-Term Investment Fund — 1.9%
11,025,620	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	11,025,620
	Total Investment Securities—100.1% (Cost $466,540,395)	$582,535,909
	Liabilities in Excess of Other Assets — (0.1%)	(773,760)
	Net Assets — 100.0%	$581,762,149
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$571,510,289	$—	$—	$571,510,289
Short-Term Investment Fund	11,025,620	—	—	11,025,620
Total	$582,535,909	$—	$—	$582,535,909
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2025
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Assets
Investments, at cost	$671,482,341	$42,563,988	$93,811,597	$1,635,752,436	$169,838,153	$86,452,925
Investments, at market value	$962,249,131	$41,212,092	$113,698,026	$3,464,329,325	$295,173,963	$169,806,262
Cash	—	135	3,995	1,575	392	226
Cash deposits held at prime broker (A)	597,775	—	—	—	—	—
Foreign currency †	—	—	504,568	—	—	—
Dividends and interest receivable	3,610,956	557,079	553,186	1,980,553	264,835	1,445
Receivable for capital shares sold	247,262	668	28,027	4,739,250	54,088	603
Receivable for investments sold	—	—	—	5,681,101	—	184,364
Receivable for variation margin on futures contracts	22,836	—	—	—	—	—
Tax reclaim receivable	674	—	463,953	—	42,619	10,387
Other assets	4,096	211	455	14,890	28,592	1,683
Total Assets	966,732,730	41,770,185	115,252,210	3,476,746,694	295,564,489	170,004,970

Liabilities
Due to custodian	30,002	—	—	—	—	—
Dividends payable	—	7,693	—	—	7	—
Payable for capital shares redeemed	622,866	78,954	85,510	11,780,252	167,526	190,317
Payable for investments purchased	—	—	33,973	—	—	—
Payable to Investment Adviser	373,483	6,820	62,936	1,420,294	117,776	71,983
Payable to other affiliates	283,335	6,382	13,404	848,394	33,153	18,976
Payable to Trustees	15,292	15,292	15,292	15,292	15,292	15,292
Payable for professional services	33,854	28,646	52,684	38,223	25,121	24,532
Payable for reports to shareholders	22,588	7,388	10,328	42,215	11,422	7,441
Payable for transfer agent services	161,772	3,137	32,706	429,514	37,144	9,203
Other accrued expenses and liabilities	17,260	5,678	19,990	70,858	7,480	7,833
Total Liabilities	1,560,452	159,990	326,823	14,645,042	414,921	345,577
Net Assets	$965,172,278	$41,610,195	$114,925,387	$3,462,101,652	$295,149,568	$169,659,393
Net assets consist of:
Paid-in capital	659,509,245	44,932,688	155,550,668	1,623,743,173	161,468,475	81,381,455
Distributable earnings (deficit)	305,663,033	(3,322,493)	(40,625,281)	1,838,358,479	133,681,093	88,277,938
Net Assets	$965,172,278	$41,610,195	$114,925,387	$3,462,101,652	$295,149,568	$169,659,393
†Cost of foreign currency:	$—	$—	$496,341	$—	$—	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$892,800,143	$466,540,395
$1,174,227,415	$582,535,909
799	422
—	—
1,410	316
613,256	823,883
1,414,261	109,287
8,782,164	—
—	—
1,315	—
5,058	4,266
1,185,045,678	583,474,083

—	—
—	—
1,619,764	1,231,961
8,825,313	—
611,729	248,792
245,209	97,792
15,292	15,292
28,094	26,571
31,136	15,927
185,414	72,024
20,817	3,575
11,582,768	1,711,934
$1,173,462,910	$581,762,149

882,800,863	418,667,614
290,662,047	163,094,535
$1,173,462,910	$581,762,149
$1,499	$315

Statements of Assets and Liabilities  (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$597,054,820	$20,627,055	$85,991,065	$2,189,303,080	$7,517,612	$6,389,215
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	20,365,860	1,947,865	4,749,794	29,059,682	380,737	102,380
Net asset value price per share*	$29.32	$10.59	$18.10	$75.34	$19.74	$62.41
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$30.86	$10.95	$19.05	$79.31	$20.78	$65.69

Pricing of Class C Shares
Net assets applicable to Class C shares	$73,771,881	$502,891	$1,525,451	$44,930,760	$622,623	$180,071
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,512,372	47,563	93,317	671,279	32,331	3,173
Net asset value and offering price per share**	$29.36	$10.57	$16.35	$66.93	$19.26	$56.75

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$290,178,217	$2,403,651	$26,806,963	$931,809,690	$217,877,951	$10,725,914
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	9,997,053	225,926	1,501,640	12,367,831	11,016,431	166,691
Net asset value, offering price and redemption price per share	$29.03	$10.64	$17.85	$75.34	$19.78	$64.35

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$18,076,598	$601,908	$227,983,524	$69,131,382	$152,364,193
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	1,705,121	34,047	3,019,484	3,491,924	2,338,221
Net asset value, offering price and redemption price per share	$—	$10.60	$17.68	$75.50	$19.80	$65.16

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$4,167,360	$—	$—	$68,074,598	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	143,649	—	—	900,735	—	—
Net asset value, offering price and redemption price per share	$29.01	$—	$—	$75.58	$—	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$480,704,267	$168,596,171
80,289,685	13,923,090
$5.99	$12.11
5.00%	5.00%
$6.31	$12.75

$13,376,459	$1,989,265
2,292,518	164,798
$5.83	$12.07

$562,970,297	$112,416,176
80,857,229	9,226,549
$6.96	$12.18

$31,508,231	$268,725,160
4,510,285	22,151,136
$6.99	$12.13

$84,903,656	$30,035,377
13,383,692	2,474,184
$6.34	$12.14

Statements of Operations For the Year Ended June 30, 2025
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Investment Income
Dividends*	$7,399,561	$54,908	$4,714,572	$40,491,972	$4,906,488	$560,545
Interest	15,252,397	1,661,622	—	—	—	—
Income from securities loaned	740	—	4,677	2,357	—	509
Total Investment Income	22,652,698	1,716,530	4,719,249	40,494,329	4,906,488	561,054
Expenses
Investment advisory fees	4,521,299	185,434	734,992	17,155,557	1,766,871	909,017
Administration fees	1,258,474	62,191	140,889	4,529,240	395,063	203,229
Compliance fees and expenses	4,051	4,051	4,051	4,051	4,051	4,051
Custody fees	48,767	1,659	62,979	31,934	12,086	3,746
Professional fees	60,047	30,208	62,189	120,280	32,704	28,595
Transfer Agent fees, Class A	425,681	10,827	96,391	1,237,337	6,021	4,670
Transfer Agent fees, Class C	53,014	455	3,251	43,448	479	229
Transfer Agent fees, Class Y	275,534	2,628	27,319	797,145	151,875	9,127
Transfer Agent fees, Institutional Class	—	738	183	63,309	4,206	39,398
Transfer Agent fees, Class R6	24	—	—	416	—	—
Registration fees, Class A	23,862	15,214	19,243	31,358	13,121	11,520
Registration fees, Class C	16,373	6,879	10,122	15,011	7,229	7,590
Registration fees, Class Y	23,495	10,493	12,568	33,170	24,361	9,680
Registration fees, Institutional Class	—	4,618	7,243	16,160	12,368	22,313
Registration fees, Class R6	5,424	—	—	10,192	—	—
Reports to Shareholders, Class A	34,408	3,345	17,581	58,943	3,242	2,962
Reports to Shareholders, Class C	5,319	2,316	4,578	4,805	2,947	2,325
Reports to Shareholders, Class Y	12,890	2,634	6,650	39,127	14,081	2,579
Reports to Shareholders, Institutional Class	—	2,343	3,981	4,264	2,753	3,031
Reports to Shareholders, Class R6	2,445	—	—	3,622	—	—
Distribution expenses, Class A	1,466,584	54,370	196,198	5,297,469	19,052	13,913
Distribution and shareholder servicing expenses, Class C	710,447	6,126	16,085	488,524	8,750	1,685
Trustee fees	32,451	32,451	32,451	32,451	32,451	32,451
Other expenses	230,430	34,004	110,763	860,172	102,129	47,449
Total Expenses	9,211,019	472,984	1,569,707	30,877,985	2,615,840	1,359,560
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(8,325)	(172,683)	(329,642)	(366,394)	(338,267)	(262,792)
Net Expenses	9,202,694	300,301	1,240,065	30,511,591	2,277,573	1,096,768
Net Investment Income (Loss)	13,450,004	1,416,229	3,479,184	9,982,738	2,628,915	(535,714)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	26,012,438	(181,154)	4,077,455	198,270,455	20,592,176	12,455,600
Net realized gains on futures contracts	1,164,874	—	—	—	—	—
Net realized losses on swap agreements	(217,084)	—	—	—	—	—
Net realized gains (losses) on foreign currency transactions	(103)	—	43,762	—	—	—
Net change in unrealized appreciation (depreciation) on investments†	63,901,417	(598,722)	18,478,737	264,934,178	6,994,915	12,105,693
Net change in unrealized appreciation (depreciation) on futures contracts	21,848	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	(63,037)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	101	—	52,099	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	90,820,454	(779,876)	22,652,053	463,204,633	27,587,091	24,561,293
Change in Net Assets Resulting from Operations	$104,270,458	$636,353	$26,131,237	$473,187,371	$30,216,006	$24,025,579
*Net of foreign tax withholding of:	$26,164	$—	$635,419	$149,581	$39,429	$15,851
†Includes decrease in deferred foreign capital gain tax of:	$—	$—	$8,228	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $119,049 for the International Value Fund.
(C)	Net realized gains on investments includes the realized gains of $175,770,678, $6,679,739, $4,354,072 and $15,464,901 for the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$10,404,422	$13,127,578
—	—
3,918	43,667
10,408,340	13,171,245

7,389,460	3,334,176
1,539,827	764,450
4,051	4,051
11,456	6,848
56,406	40,739
379,344	144,157
14,412	2,313
530,294	92,129
13,291	93,983
662	49
24,489	21,648
12,821	7,989
44,339	17,544
16,931	22,373
15,217	8,555
25,496	13,910
3,203	2,435
44,037	7,345
3,476	7,578
5,261	2,871
1,256,120	422,825
142,069	23,402
32,451	32,451
260,812	103,509
11,825,925	5,177,330
(233,568)	(454,510)
11,592,357	4,722,820
(1,184,017)	8,448,425

77,924,735	72,656,904
—	—
—	—
—	(3,090)
24,511,801	(15,348,333)
—	—
—	—
7	1
102,436,543	57,305,482
$101,252,526	$65,753,907
$4,437	$265,125
$—	$—

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Value Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
From Operations
Net investment income (loss)	$13,450,004	$12,583,442	$1,416,229	$1,483,277	$3,479,184	$1,707,429
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	26,960,125	(528,110)	(181,154)	(530,177)	4,121,217	15,029,374
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	63,860,329	89,056,923	(598,722)	781,330	18,530,836	(12,728,675)
Change in Net Assets from Operations	104,270,458	101,112,255	636,353	1,734,430	26,131,237	4,008,128

Distributions to Shareholders:
Distributed earnings, Class A	(11,269,753)	(7,655,925)	(631,865)	(612,050)	(7,150,624)	(1,107,769)
Distributed earnings, Class C	(818,456)	(442,911)	(13,393)	(18,263)	(153,386)	(20,132)
Distributed earnings, Class Y	(6,084,187)	(3,910,645)	(83,247)	(84,123)	(2,294,692)	(481,196)
Distributed earnings, Institutional Class	—	—	(687,730)	(768,851)	(39,444)	(72,826)
Distributed earnings, Class R6	(38,833)	(1,811)	—	—	—	—
Total Distributions	(18,211,229)	(12,011,292)	(1,416,235)	(1,483,287)	(9,638,146)	(1,681,923)
Change in Net Assets from Share Transactions(A)	(37,638,272)	14,490,546	(6,928,866)	(4,017,832)	(6,990,050)	(11,081,155)

Total Increase (Decrease) in Net Assets	48,420,957	103,591,509	(7,708,748)	(3,766,689)	9,503,041	(8,754,950)

Net Assets
Beginning of period	916,751,321	813,159,812	49,318,943	53,085,632	105,422,346	114,177,296
End of period	$965,172,278	$916,751,321	$41,610,195	$49,318,943	$114,925,387	$105,422,346
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund		Touchstone Small Company Fund
For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024

$9,982,738	$18,591,182	$2,628,915	$2,539,084	$(535,714)	$(433,407)	$(1,184,017)	$1,264,584
198,270,455	109,359,169	20,592,176	9,158,148	12,455,600	18,793,746	77,924,735	41,310,327
264,934,178	393,563,765	6,994,915	12,727,366	12,105,693	29,377,410	24,511,808	72,135,979
473,187,371	521,514,116	30,216,006	24,424,598	24,025,579	47,737,749	101,252,526	114,710,890

(14,290,861)	(12,772,081)	(265,850)	(95,374)	(161,060)	(160,700)	(29,701,501)	(771,772)
(231,770)	(49,032)	(22,848)	(6,280)	(5,543)	(9,647)	(830,082)	(23,753)
(8,561,004)	(7,364,752)	(7,752,092)	(3,712,247)	(294,888)	(325,622)	(27,249,001)	(494,033)
(2,231,509)	(2,370,622)	(2,528,634)	(1,172,880)	(3,728,002)	(4,710,574)	(1,743,608)	(37,674)
(556,685)	(305,881)	—	—	—	—	(5,123,010)	(103,235)
(25,871,829)	(22,862,368)	(10,569,424)	(4,986,781)	(4,189,493)	(5,206,543)	(64,647,202)	(1,430,467)
(344,685,386)	(74,902,210)	(4,365,068)	(13,419,255)	(3,292,469)	(35,938,927)	80,792,048	39,368,266

102,630,156	423,749,538	15,281,514	6,018,562	16,543,617	6,592,279	117,397,372	152,648,689

3,359,471,496	2,935,721,958	279,868,054	273,849,492	153,115,776	146,523,497	1,056,065,538	903,416,849
$3,462,101,652	$3,359,471,496	$295,149,568	$279,868,054	$169,659,393	$153,115,776	$1,173,462,910	$1,056,065,538

Statements of Changes in Net Assets (Continued)
	Touchstone Value Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
From Operations
Net investment income	$8,448,425	$7,917,574
Net realized gains on investments and foreign currency transactions	72,653,814	22,760,631
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(15,348,332)	49,629,747
Change in Net Assets from Operations	65,753,907	80,307,952

Distributions to Shareholders:
Distributed earnings, Class A	(13,780,241)	(3,370,015)
Distributed earnings, Class C	(171,469)	(46,658)
Distributed earnings, Class Y	(8,908,226)	(2,126,316)
Distributed earnings, Institutional Class	(22,258,644)	(5,875,414)
Distributed earnings, Class R6	(2,445,480)	(710,922)
Total Distributions	(47,564,060)	(12,129,325)
Change in Net Assets from Share Transactions(A)	19,027,974	(20,052,324)

Total Increase (Decrease) in Net Assets	37,217,821	48,126,303

Net Assets
Beginning of period	544,544,328	496,418,025
End of period	$581,762,149	$544,544,328
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,167,090	$32,504,569	1,630,348	$40,651,293	78,233	$842,849	44,735	$478,238
Reinvestment of distributions	377,453	10,693,250	285,889	7,248,875	48,514	522,462	47,173	503,359
Cost of Shares redeemed	(2,863,601)	(79,655,206)	(2,675,799)	(66,982,143)	(240,828)	(2,560,945)	(171,817)	(1,824,135)
Change from Class A Share Transactions	(1,319,058)	(36,457,387)	(759,562)	(19,081,975)	(114,081)	(1,195,634)	(79,909)	(842,538)
Class C
Proceeds from Shares issued	535,810	14,925,188	486,712	12,019,784	—	—	21,220	220,449
Reinvestment of distributions	28,391	808,753	17,249	437,404	1,242	13,366	1,707	18,213
Cost of Shares redeemed	(745,386)	(20,801,965)	(865,883)	(21,630,246)	(17,762)	(190,792)	(54,656)	(583,986)
Change from Class C Share Transactions	(181,185)	(5,068,024)	(361,922)	(9,173,058)	(16,520)	(177,426)	(31,729)	(345,324)
Class Y
Proceeds from Shares issued	2,265,345	62,623,185	3,778,756	92,702,752	77,667	838,307	153,692	1,651,123
Reinvestment of distributions	216,447	6,069,075	155,059	3,903,732	7,478	80,844	7,207	77,156
Cost of Shares redeemed	(2,498,750)	(68,777,518)	(2,167,949)	(53,832,716)	(137,916)	(1,486,340)	(127,493)	(1,372,552)
Change from Class Y Share Transactions	(16,958)	(85,258)	1,765,866	42,773,768	(52,771)	(567,189)	33,406	355,727
Institutional Class
Proceeds from Shares issued	—	—	—	—	7,587	82,104	3,090	32,690
Reinvestment of distributions	—	—	—	—	63,685	687,730	71,966	768,842
Cost of Shares redeemed	—	—	—	—	(531,324)	(5,758,451)	(369,948)	(3,987,229)
Change from Institutional Class Share Transactions	—	—	—	—	(460,052)	(4,988,617)	(294,892)	(3,185,697)
Class R6
Proceeds from Shares issued	143,027	4,064,207	—	—	—	—	—	—
Reinvestment of distributions	1,368	38,283	72	1,811	—	—	—	—
Cost of Shares redeemed	(4,894)	(130,093)	(1,259)	(30,000)	—	—	—	—
Change from Class R6 Share Transactions	139,501	3,972,397	(1,187)	(28,189)	—	—	—	—
Change from Share Transactions	(1,377,700)	$(37,638,272)	643,195	$14,490,546	(643,424)	$(6,928,866)	(373,124)	$(4,017,832)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Value Fund				Touchstone Large Cap Focused Fund
For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

152,562	$2,454,434	222,688	$3,421,364	618,618	$43,272,300	959,151	$56,976,265
470,273	6,929,845	66,321	1,049,853	182,540	13,248,569	198,433	11,761,830
(872,264)	(13,866,455)	(688,264)	(10,591,785)	(3,344,425)	(232,675,527)	(3,759,887)	(224,823,408)
(249,429)	(4,482,176)	(399,255)	(6,120,568)	(2,543,267)	(176,154,658)	(2,602,303)	(156,085,313)

9,119	130,546	7,536	104,341	98,477	6,136,051	184,201	9,575,579
11,317	151,099	1,376	19,894	3,520	230,618	928	48,816
(53,384)	(751,581)	(49,165)	(689,437)	(311,255)	(19,349,859)	(303,353)	(16,022,142)
(32,948)	(469,936)	(40,253)	(565,202)	(209,258)	(12,983,190)	(118,224)	(6,397,747)

321,123	5,115,033	318,224	4,786,758	2,512,953	174,967,437	5,225,833	306,946,790
156,652	2,273,642	30,392	474,424	113,525	8,188,418	118,534	7,020,176
(598,407)	(9,520,096)	(399,791)	(6,133,226)	(3,627,882)	(252,583,595)	(3,872,951)	(234,200,464)
(120,632)	(2,131,421)	(51,175)	(872,044)	(1,001,404)	(69,427,740)	1,471,416	79,766,502

12,228	193,978	68,212	1,005,003	4,533,590	316,751,829	3,794,448	230,455,953
2,744	39,444	4,678	72,826	25,960	1,875,537	27,449	1,628,984
(8,862)	(139,939)	(298,441)	(4,601,170)	(5,694,534)	(397,909,407)	(4,366,399)	(263,599,619)
6,110	93,483	(225,551)	(3,523,341)	(1,134,984)	(79,282,041)	(544,502)	(31,514,682)

—	—	—	—	233,639	16,740,372	693,744	43,050,865
—	—	—	—	7,672	554,403	5,120	304,038
—	—	—	—	(341,783)	(24,132,532)	(66,730)	(4,025,873)
—	—	—	—	(100,472)	(6,837,757)	632,134	39,329,030
(396,899)	$(6,990,050)	(716,234)	$(11,081,155)	(4,989,385)	$(344,685,386)	(1,161,479)	$(74,902,210)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Fund				Touchstone Large Company Growth Fund
	For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	96,458	$1,886,880	85,298	$1,494,908	17,259	$967,091	23,075	$1,082,748
Reinvestment of distributions	11,788	236,460	4,898	85,774	2,779	161,060	3,688	160,700
Cost of Shares redeemed	(77,737)	(1,522,813)	(45,676)	(799,721)	(14,059)	(777,396)	(21,183)	(922,930)
Change from Class A Share Transactions	30,509	600,527	44,520	780,961	5,979	350,755	5,580	320,518
Class C
Proceeds from Shares issued	552	10,540	2,232	37,821	994	50,507	2,522	108,287
Reinvestment of distributions	1,138	22,382	366	6,222	101	5,338	187	7,502
Cost of Shares redeemed	(44,381)	(835,614)	(49,252)	(839,102)	(2,176)	(110,924)	(4,334)	(176,071)
Change from Class C Share Transactions	(42,691)	(802,692)	(46,654)	(795,059)	(1,081)	(55,079)	(1,625)	(60,282)
Class Y
Proceeds from Shares issued	341,282	6,499,369	126,493	2,227,695	28,139	1,605,555	23,515	1,108,228
Reinvestment of distributions	375,231	7,523,362	205,919	3,607,496	4,940	294,888	7,280	325,622
Cost of Shares redeemed	(947,870)	(18,616,921)	(1,061,397)	(18,735,885)	(45,636)	(2,649,568)	(25,226)	(1,207,506)
Change from Class Y Share Transactions	(231,357)	(4,594,190)	(728,985)	(12,900,694)	(12,557)	(749,125)	5,569	226,344
Institutional Class
Proceeds from Shares issued	781,867	15,342,116	868,656	15,363,823	393,189	22,826,997	865,302	39,789,725
Reinvestment of distributions	123,646	2,480,156	64,508	1,130,314	55,810	3,372,050	93,729	4,237,475
Cost of Shares redeemed	(883,360)	(17,390,985)	(964,649)	(16,998,600)	(497,928)	(29,038,067)	(1,774,771)	(80,452,707)
Change from Institutional Class Share Transactions	22,153	431,287	(31,485)	(504,463)	(48,929)	(2,839,020)	(815,740)	(36,425,507)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(221,386)	$(4,365,068)	(762,604)	$(13,419,255)	(56,588)	$(3,292,469)	(806,216)	$(35,938,927)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Company Fund				Touchstone Value Fund
For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,644,193	$21,997,016	4,138,747	$22,612,271	334,917	$4,049,282	254,866	$2,825,643
4,529,289	28,663,618	137,843	747,108	1,069,582	13,128,410	293,023	3,211,085
(14,520,642)	(87,468,140)	(11,630,577)	(62,953,665)	(1,467,186)	(17,682,094)	(2,043,559)	(22,062,477)
(6,347,160)	(36,807,506)	(7,353,987)	(39,594,286)	(62,687)	(504,402)	(1,495,670)	(16,025,749)

394,976	2,358,094	232,553	1,256,743	10,711	127,894	17,572	189,507
132,988	823,194	4,394	23,507	13,709	167,879	4,125	44,583
(728,517)	(4,257,980)	(880,593)	(4,656,784)	(109,725)	(1,315,228)	(135,873)	(1,480,695)
(200,553)	(1,076,692)	(643,646)	(3,376,534)	(85,305)	(1,019,455)	(114,176)	(1,246,605)

35,503,899	245,929,242	24,356,258	152,445,794	2,134,039	26,143,778	1,586,542	17,476,697
3,703,895	27,182,672	78,799	492,496	707,156	8,728,321	188,183	2,079,320
(22,717,468)	(154,685,476)	(12,804,020)	(79,969,613)	(1,844,484)	(22,288,424)	(1,841,609)	(20,026,557)
16,490,326	118,426,438	11,631,037	72,968,677	996,711	12,583,675	(66,884)	(470,540)

680,000	4,869,382	1,078,347	6,566,951	3,547,525	42,518,833	2,607,957	28,399,593
228,423	1,680,933	5,794	36,273	1,658,058	20,379,723	489,873	5,394,766
(1,000,846)	(6,929,133)	(631,355)	(3,924,525)	(4,410,307)	(53,157,855)	(3,445,331)	(37,305,656)
(92,423)	(378,818)	452,786	2,678,699	795,276	9,740,701	(347,501)	(3,511,297)

15,081,521	93,828,256	10,905,457	62,635,195	528,818	6,358,369	589,491	6,484,783
756,998	5,059,349	18,046	103,221	198,860	2,445,481	64,416	710,921
(15,745,419)	(98,258,979)	(9,805,280)	(56,046,706)	(852,766)	(10,576,395)	(552,251)	(5,993,837)
93,100	628,626	1,118,223	6,691,710	(125,088)	(1,772,545)	101,656	1,201,867
9,943,290	$80,792,048	5,204,413	$39,368,266	1,518,907	$19,027,974	(1,922,575)	$(20,052,324)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$21.61	$0.16(3)	$5.47	$5.63	$(0.15)	$ (1.57)	$(1.72)	$25.52	26.92%	$322,009	1.01%	1.03%	0.66%	60%
06/30/22	25.52	0.14(3)	(3.42)	(3.28)	(0.15)	(0.61)	(0.76)	21.48	(13.32)	521,933	0.99	0.99	0.54	92(4)(5)
06/30/23	21.48	0.28	2.66	2.94	(0.28)	—	(0.28)	24.14	13.81	541,895	1.02	1.02	1.24	57(4)
06/30/24	24.14	0.37	2.56	2.93	(0.35)	—	(0.35)	26.72	12.22	579,513	1.01	1.01	1.47	70
06/30/25	26.72	0.40	2.74	3.14	(0.41)	(0.13)	(0.54)	29.32	11.83	597,055	0.99	0.99	1.43	82
Class C
06/30/21	$21.72	$(0.03)(3)	$5.49	$5.46	$(0.02)	$ (1.57)	$(1.59)	$25.59	25.93%	$65,455	1.78%	1.81%	(0.11)%	60%
06/30/22	25.59	(0.05)(3)	(3.42)	(3.47)	—	(0.61)	(0.61)	21.51	(13.96)	73,906	1.75	1.75	(0.22)	92(4)(5)
06/30/23	21.51	0.10	2.68	2.78	(0.11)	—	(0.11)	24.18	12.95	73,893	1.78	1.78	0.48	57(4)
06/30/24	24.18	0.16	2.58	2.74	(0.15)	—	(0.15)	26.77	11.38	72,104	1.77	1.77	0.71	70
06/30/25	26.77	0.18	2.73	2.91	(0.19)	(0.13)	(0.32)	29.36	10.92	73,772	1.76	1.76	0.65	82
Class Y
06/30/21	$21.43	$0.20(3)	$5.41	$5.61	$(0.19)	$ (1.57)	$(1.76)	$25.28	27.12%	$197,877	0.81%	0.81%	0.86%	60%
06/30/22	25.28	0.18(3)	(3.38)	(3.20)	(0.19)	(0.61)	(0.80)	21.28	(13.13)	155,159	0.79(6)	0.75	0.74	92(4)(5)
06/30/23	21.28	0.32	2.64	2.96	(0.33)	—	(0.33)	23.91	14.06	197,245	0.79	0.79	1.47	57(4)
06/30/24	23.91	0.42	2.55	2.97	(0.41)	—	(0.41)	26.47	12.51	265,024	0.78	0.78	1.69	70
06/30/25	26.47	0.46	2.70	3.16	(0.47)	(0.13)	(0.60)	29.03	12.04	290,178	0.77	0.77	1.65	82
Class R6
06/30/22(7)	$26.15	$0.13(3)	$(4.22)	$(4.09)	$(0.18)	$ (0.61)	$(0.79)	$21.27	(16.08)%(8)	$112	0.64%(9)	33.98%(9)	0.89%(9)	92%(4)(5)
06/30/23	21.27	0.35	2.64	2.99	(0.36)	—	(0.36)	23.90	14.23	128	0.65	6.11	1.61	57(4)
06/30/24	23.90	0.44	2.55	2.99	(0.44)	—	(0.44)	26.45	12.63	110	0.64	6.94	1.83	70
06/30/25	26.45	0.49	2.71	3.20	(0.51)	(0.13)	(0.64)	29.01	12.20	4,167	0.63	1.13	1.78	82
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended June 30, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Net expenses include amounts recouped by the Adviser.
(7)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$11.83	$0.28	$0.06	$0.34	$(0.28)	$ —	$(0.28)	$11.89	2.90%	$30,870	0.85%	1.15%	2.35%	21%
06/30/22	11.89	0.16	(1.16)	(1.00)	(0.16)	(0.01)	(0.17)	10.72	(8.43)	25,101	0.82	1.08	1.40	157
06/30/23	10.72	0.24	0.01	0.25	(0.24)	—	(0.24)	10.73	2.37	22,988	0.80	1.05	2.27	54
06/30/24	10.73	0.29	0.05	0.34	(0.29)	—	(0.29)	10.78	3.27	22,231	0.80	1.09	2.75	27
06/30/25	10.78	0.31	(0.19)	0.12	(0.31)	—	(0.31)	10.59	1.13	20,627	0.80	1.14	2.90	15
Class C
06/30/21	$11.85	$0.18	$0.07	$0.25	$(0.19)	$ —	$(0.19)	$11.91	2.13%	$1,180	1.60%	2.27%	1.60%	21%
06/30/22	11.91	0.08	(1.17)	(1.09)	(0.08)	(0.01)	(0.09)	10.73	(9.27)	943	1.57	2.47	0.65	157
06/30/23	10.73	0.14	0.02	0.16	(0.16)	—	(0.16)	10.73	1.54	1,028	1.55	2.45	1.52	54
06/30/24	10.73	0.30	(0.05)	0.25	(0.21)	—	(0.21)	10.77	2.41	690	1.55	3.23	2.00	27
06/30/25	10.77	0.33	(0.29)	0.04	(0.24)	—	(0.24)	10.57	0.32	503	1.52	3.33	2.19	15
Class Y
06/30/21	$11.85	$0.31	$0.05	$0.36	$(0.31)	$ —	$(0.31)	$11.90	3.07%	$3,449	0.60%	1.25%	2.60%	21%
06/30/22	11.90	0.19	(1.15)	(0.96)	(0.19)	(0.01)	(0.20)	10.74	(8.19)	2,740	0.57	1.11	1.65	157
06/30/23	10.74	0.27	0.01	0.28	(0.27)	—	(0.27)	10.75	2.66	2,637	0.55	1.18	2.52	54
06/30/24	10.75	0.32	0.07	0.39	(0.32)	—	(0.32)	10.82	3.72	3,015	0.55	1.16	3.00	27
06/30/25	10.82	0.34	(0.18)	0.16	(0.34)	—	(0.34)	10.64	1.49	2,404	0.55	1.35	3.15	15
Institutional Class
06/30/21	$11.84	$0.32	$0.06	$0.38	$(0.32)	$ —	$(0.32)	$11.90	3.20%	$14,481	0.55%	0.85%	2.65%	21%
06/30/22	11.90	0.20	(1.15)	(0.95)	(0.20)	(0.01)	(0.21)	10.74	(8.13)	29,694	0.50	0.75	1.72	157
06/30/23	10.74	0.28	0.01	0.29	(0.28)	—	(0.28)	10.75	2.73	26,434	0.48	0.73	2.59	54
06/30/24	10.75	0.33	0.05	0.38	(0.33)	—	(0.33)	10.80	3.60	23,383	0.48	0.77	3.07	27
06/30/25	10.80	0.35	(0.20)	0.15	(0.35)	—	(0.35)	10.60	1.37	18,077	0.48	0.79	3.22	15
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$13.93	$0.09	$4.94	$5.03	$(0.08)	$ —	$(0.08)	$18.88	36.16%	$88,022	1.36%	1.37%	0.56%	31%
06/30/22	18.88	0.18	(3.44)	(3.26)	(0.08)	(2.24)	(2.32)	13.30	(18.87)	76,671	1.36	1.40	1.08	45(3)
06/30/23	13.30	0.24	1.99	2.23	(0.21)	—	(0.21)	15.32	16.99	82,697	1.36	1.44	1.75	32
06/30/24	15.32	0.22	0.30	0.52	(0.21)	—	(0.21)	15.63	3.41	78,145	1.34	1.47	1.44	112
06/30/25	15.63	0.52	3.43	3.95	(0.56)	(0.92)	(1.48)	18.10	27.73	85,991	1.26	1.51	3.23	20
Class C
06/30/21	$12.99	$(0.04)	$4.60	$4.56	$(—)(4)	$ —	$(—)(4)	$17.55	35.14%	$2,115	2.15%	2.90%	(0.24)%	31%
06/30/22	17.55	0.07	(3.18)	(3.11)	(0.02)	(2.24)	(2.26)	12.18	(19.45)	2,399	1.99	2.71	0.45	45(3)
06/30/23	12.18	0.14	1.82	1.96	(0.17)	—	(0.17)	13.97	16.27	2,327	1.99	2.80	1.12	32
06/30/24	13.97	0.11	0.28	0.39	(0.13)	—	(0.13)	14.23	2.85	1,797	1.97	2.84	0.81	112
06/30/25	14.23	0.38	3.12	3.50	(0.46)	(0.92)	(1.38)	16.35	26.94	1,525	1.86	3.21	2.63	20
Class Y
06/30/21	$13.73	$0.15	$4.88	$5.03	$(0.11)	$ —	$(0.11)	$18.65	36.71%	$27,903	0.99%	1.19%	0.93%	31%
06/30/22	18.65	0.23	(3.40)	(3.17)	(0.13)	(2.24)	(2.37)	13.11	(18.61)	20,430	0.99	1.19	1.45	45(3)
06/30/23	13.11	0.29	1.97	2.26	(0.24)	—	(0.24)	15.13	17.46	25,324	0.99	1.23	2.12	32
06/30/24	15.13	0.27	0.31	0.58	(0.27)	—	(0.27)	15.44	3.83	25,049	0.97	1.24	1.81	112
06/30/25	15.44	0.57	3.38	3.95	(0.62)	(0.92)	(1.54)	17.85	28.21	26,807	0.89	1.28	3.60	20
Institutional Class
06/30/21	$13.71	$0.16	$4.88	$5.04	$(0.12)	$ —	$(0.12)	$18.63	36.83%	$4,315	0.89%	1.06%	1.03%	31%
06/30/22	18.63	0.25	(3.40)	(3.15)	(0.15)	(2.24)	(2.39)	13.09	(18.52)	3,273	0.89	1.34	1.55	45(3)
06/30/23	13.09	0.31	1.95	2.26	(0.24)	—	(0.24)	15.11	17.54	3,830	0.89	1.23	2.22	32
06/30/24	15.11	0.29	0.30	0.59	(0.29)	—	(0.29)	15.41	3.93	431	0.88	1.35	1.91	112
06/30/25	15.41	0.58	3.36	3.94	(0.75)	(0.92)	(1.67)	17.68	28.34	602	0.78	3.80	3.72	20
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$42.30	$0.08(3)	$19.10	$19.18	$(0.09)	$ (2.71)	$(2.80)	$58.68	46.68%	$1,541,127	1.01%	1.05%	0.15%	16%(4)
06/30/22	58.68	0.04	(7.56)	(7.52)	(0.05)	(3.91)	(3.96)	47.20	(14.07)	1,736,900	0.99	0.99	0.13	27(4)(5)
06/30/23	47.20	0.21(3)	9.72	9.93	(0.08)	(0.68)	(0.76)	56.37	21.28	1,928,303	1.01	1.02	0.43	4(4)
06/30/24	56.37	0.31(3)	9.68	9.99	(0.34)	(0.05)	(0.39)	65.97	17.79	2,084,764	1.00	1.00	0.51	6(4)
06/30/25	65.97	0.15(3)	9.69	9.84	(0.18)	(0.29)	(0.47)	75.34	14.95	2,189,303	0.98	0.98	0.21	7(4)
Class C
06/30/21	$39.16	$(0.30)(3)	$17.58	$17.28	$—	$ (2.71)	$(2.71)	$53.73	45.49%	$41,645	1.80%	1.88%	(0.64)%	16%(4)
06/30/22	53.73	(0.02)	(7.18)	(7.20)	—	(3.91)	(3.91)	42.62	(14.78)	49,115	1.80	1.80	(0.68)	27(4)(5)
06/30/23	42.62	(0.16)(3)	8.73	8.57	—	(0.68)	(0.68)	50.51	20.35	50,451	1.80	1.84	(0.36)	4(4)
06/30/24	50.51	(0.15)(3)	8.65	8.50	—	(0.05)	(0.05)	58.96	16.84	51,919	1.80	1.81	(0.29)	6(4)
06/30/25	58.96	(0.38)(3)	8.64	8.26	—	(0.29)	(0.29)	66.93	14.02	44,931	1.80	1.80	(0.60)	7(4)
Class Y
06/30/21	$42.18	$0.22(3)	$19.05	$19.27	$(0.16)	$ (2.71)	$(2.87)	$58.58	47.07%	$575,053	0.73%	0.86%	0.43%	16%(4)
06/30/22	58.58	0.20	(7.57)	(7.37)	(0.16)	(3.91)	(4.07)	47.14	(13.86)	493,825	0.73	0.78	0.39	27(4)(5)
06/30/23	47.14	0.35(3)	9.72	10.07	(0.16)	(0.68)	(0.84)	56.37	21.65	670,688	0.73	0.81	0.71	4(4)
06/30/24	56.37	0.47(3)	9.67	10.14	(0.49)	(0.05)	(0.54)	65.97	18.11	881,916	0.73	0.79	0.78	6(4)
06/30/25	65.97	0.33(3)	9.69	10.02	(0.36)	(0.29)	(0.65)	75.34	15.23	931,810	0.73	0.77	0.47	7(4)
Institutional Class
06/30/21	$42.24	$0.23(3)	$19.10	$19.33	$(0.17)	$ (2.71)	$(2.88)	$58.69	47.14%	$207,274	0.70%	0.81%	0.46%	16%(4)
06/30/22	58.69	0.26	(7.63)	(7.37)	(0.18)	(3.91)	(4.09)	47.23	(13.85)	217,531	0.70	0.73	0.42	27(4)(5)
06/30/23	47.23	0.37(3)	9.73	10.10	(0.17)	(0.68)	(0.85)	56.48	21.68	265,418	0.70	0.75	0.74	4(4)
06/30/24	56.48	0.48(3)	9.70	10.18	(0.51)	(0.05)	(0.56)	66.10	18.13	274,624	0.70	0.72	0.81	6(4)
06/30/25	66.10	0.35(3)	9.72	10.07	(0.38)	(0.29)	(0.67)	75.50	15.27	227,984	0.70	0.71	0.50	7(4)
Class R6
06/30/22(6)	$61.99	$0.22	$(10.89)	$(10.67)	$(0.16)	$ (3.91)	$(4.07)	$47.25	(18.43)%(7)	$804	0.66%(8)	3.02%(8)	0.47%(8)	27%(4)(5)
06/30/23	47.25	0.39(3)	9.74	10.13	(0.17)	(0.68)	(0.85)	56.53	21.73	20,862	0.66	1.19	0.78	4(4)
06/30/24	56.53	0.51(3)	9.70	10.21	(0.52)	(0.05)	(0.57)	66.17	18.18	66,248	0.66	0.73	0.85	6(4)
06/30/25	66.17	0.38(3)	9.73	10.11	(0.41)	(0.29)	(0.70)	75.58	15.32	68,075	0.66	0.69	0.54	7(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$13.04	$0.11	$4.83	$4.94	$(0.12)	$ —	$(0.12)	$17.86	38.06%	$4,278	1.04%	1.53%	0.75%	15%(3)
06/30/22	17.86	0.08	(2.03)	(1.95)	(0.12)	(0.40)	(0.52)	15.39	(11.44)	4,510	1.05	1.48	0.51	12(3)
06/30/23	15.39	0.12(4)	2.28	2.40	(0.02)	(0.57)	(0.59)	17.20	15.96	5,259	1.06	1.42	0.75	17(3)
06/30/24	17.20	0.12(4)	1.42	1.54	(0.21)	(0.07)	(0.28)	18.46	9.06	6,464	1.04	1.39	0.67	6(3)
06/30/25	18.46	0.12(4)	1.83	1.95	(0.12)	(0.55)	(0.67)	19.74	10.51	7,518	1.04	1.34	0.63	12(3)
Class C
06/30/21	$12.79	$(0.10)	$4.84	$4.74	$—	$ —	$—	$17.53	37.06%	$4,328	1.79%	2.03%	(—)%(5)	15%(3)
06/30/22	17.53	(0.10)	(1.96)	(2.06)	—	(0.40)	(0.40)	15.07	(12.15)	2,995	1.80	2.12	(0.24)	12(3)
06/30/23	15.07	(—)(4)(5)	2.23	2.23	—	(0.57)	(0.57)	16.73	15.10	2,036	1.81	2.17	(—)(5)	17(3)
06/30/24	16.73	(0.01)(4)	1.38	1.37	—	(0.07)	(0.07)	18.03	8.20	1,353	1.79	2.46	(0.08)	6(3)
06/30/25	18.03	(0.02)(4)	1.80	1.78	—	(0.55)	(0.55)	19.26	9.79	623	1.79	3.02	(0.12)	12(3)
Class Y
06/30/21	$13.07	$0.16	$4.83	$4.99	$(0.18)	$ —	$(0.18)	$17.88	38.39%	$270,305	0.79%	0.88%	1.00%	15%(3)
06/30/22	17.88	0.15	(2.05)	(1.90)	(0.16)	(0.40)	(0.56)	15.42	(11.20)	202,913	0.80	0.88	0.76	12(3)
06/30/23	15.42	0.16(4)	2.29	2.45	(0.08)	(0.57)	(0.65)	17.22	16.24	206,214	0.81	0.90	1.00	17(3)
06/30/24	17.22	0.16(4)	1.42	1.58	(0.25)	(0.07)	(0.32)	18.48	9.28	207,868	0.79	0.89	0.92	6(3)
06/30/25	18.48	0.17(4)	1.85	2.02	(0.17)	(0.55)	(0.72)	19.78	10.86	217,878	0.79	0.89	0.88	12(3)
Institutional Class
06/30/21	$13.09	$0.16	$4.86	$5.02	$(0.20)	$ —	$(0.20)	$17.91	38.59%	$90,358	0.69%	0.82%	1.10%	15%(3)
06/30/22	17.91	0.18	(2.08)	(1.90)	(0.17)	(0.40)	(0.57)	15.44	(11.15)	67,679	0.70	0.82	0.86	12(3)
06/30/23	15.44	0.18(4)	2.28	2.46	(0.10)	(0.57)	(0.67)	17.23	16.35	60,341	0.71	0.85	1.10	17(3)
06/30/24	17.23	0.18(4)	1.43	1.61	(0.27)	(0.07)	(0.34)	18.50	9.45	64,183	0.69	0.83	1.02	6(3)
06/30/25	18.50	0.19(4)	1.84	2.03	(0.18)	(0.55)	(0.73)	19.80	10.95	69,131	0.69	0.83	0.98	12(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.03%, 0.02% and 0.01% for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Less than $0.005 per share or 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$47.46	$(0.15)	$16.56	$16.41	$ (6.61)	$(6.61)	$57.26	37.33%	$3,617	1.06%	1.59%	(0.71)%	36%(3)
06/30/22	57.26	(0.18)	(10.40)	(10.58)	(10.52)	(10.52)	36.16	(23.29)	3,290	1.07	1.58	(0.61)	41(3)
06/30/23	36.16	(0.17)(4)	6.10	5.93	(1.23)	(1.23)	40.86	16.89	3,711	1.08	1.57	(0.46)	44(3)
06/30/24	40.86	(0.30)(4)	16.72	16.42	(1.92)	(1.92)	55.36	41.47	5,337	1.07	1.53	(0.65)	39(3)
06/30/25	55.36	(0.38)(4)	9.04	8.66	(1.61)	(1.61)	62.41	15.86	6,389	1.05	1.40	(0.68)	30(3)
Class C
06/30/21	$45.93	$(1.42)	$16.81	$15.39	$ (6.61)	$(6.61)	$54.71	36.28%	$473	1.81%	3.39%	(1.46)%	36%(3)
06/30/22	54.71	(1.24)	(9.03)	(10.27)	(10.52)	(10.52)	33.92	(23.87)	206	1.82	4.24	(1.36)	41(3)
06/30/23	33.92	(0.42)(4)	5.68	5.26	(1.23)	(1.23)	37.95	16.01	223	1.83	5.86	(1.21)	44(3)
06/30/24	37.95	(0.58)(4)	15.41	14.83	(1.92)	(1.92)	50.86	40.43	216	1.82	6.43	(1.40)	39(3)
06/30/25	50.86	(0.73)(4)	8.23	7.50	(1.61)	(1.61)	56.75	14.97	180	1.80	7.83	(1.43)	30(3)
Class Y
06/30/21	$47.97	$(0.26)	$17.00	$16.74	$ (6.61)	$(6.61)	$58.10	37.64%	$28,952	0.81%	0.96%	(0.46)%	36%(3)
06/30/22	58.10	(0.18)	(10.49)	(10.67)	(10.52)	(10.52)	36.91	(23.09)	13,917	0.82	0.97	(0.36)	41(3)
06/30/23	36.91	(0.08)(4)	6.24	6.16	(1.23)	(1.23)	41.84	17.17	7,266	0.83	1.07	(0.21)	44(3)
06/30/24	41.84	(0.19)(4)	17.17	16.98	(1.92)	(1.92)	56.90	41.85	10,199	0.82	1.08	(0.40)	39(3)
06/30/25	56.90	(0.25)(4)	9.31	9.06	(1.61)	(1.61)	64.35	16.15	10,726	0.80	1.01	(0.43)	30(3)
Institutional Class
06/30/21	$48.18	$(0.21)	$17.10	$16.89	$ (6.61)	$(6.61)	$58.46	37.80%	$229,690	0.71%	0.85%	(0.36)%	36%(3)
06/30/22	58.46	(0.14)	(10.58)	(10.72)	(10.52)	(10.52)	37.22	(23.03)	145,441	0.72	0.84	(0.26)	41(3)
06/30/23	37.22	(0.04)(4)	6.30	6.26	(1.23)	(1.23)	42.25	17.30	135,324	0.73	0.88	(0.11)	44(3)
06/30/24	42.25	(0.14)(4)	17.35	17.21	(1.92)	(1.92)	57.54	41.99	137,363	0.72	0.89	(0.30)	39(3)
06/30/25	57.54	(0.19)(4)	9.42	9.23	(1.61)	(1.61)	65.16	16.26	152,364	0.70	0.86	(0.33)	30(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.03%, 0.04%, 0.03% and 0.02% for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$4.06	$(0.03)	$2.65	$2.62	$—	$ (0.01)	$(0.01)	$6.67	64.45%	$608,513	1.20%	1.20%	(0.45)%	80%(3)
06/30/22	6.67	(0.02)(4)	(0.95)	(0.97)	—	(1.14)	(1.14)	4.56	(17.95)	451,081	1.17	1.17	(0.31)	70(3)
06/30/23	4.56	(—)(4)(5)	0.71	0.71	—	(0.12)	(0.12)	5.15	15.80	484,105	1.19	1.19	(—)(5)	79(3)
06/30/24	5.15	(—)(4)(5)	0.64	0.64	—	(0.01)	(0.01)	5.78	12.41	500,584	1.18	1.18	(—)(5)	59(3)
06/30/25	5.78	(0.01)(4)	0.58	0.57	(0.01)	(0.35)	(0.36)	5.99	9.55	480,704	1.15	1.15	(0.24)	47(3)
Class C
06/30/21^	$5.25	$(0.11)	$3.41	$3.30	$—	$ (0.03)	$(0.03)	$8.52	62.65%	$26,123	1.97%	2.05%	(1.22)%	80%(3)
06/30/22^	8.52	(0.08)(4)	(0.89)	(0.97)	—	(3.01)	(3.01)	4.54	(18.70)	17,385	1.97	2.02	(1.11)	70(3)
06/30/23^	4.54	(0.03)(4)	0.71	0.68	—	(0.12)	(0.12)	5.10	15.26	15,992	1.96	2.06	(0.77)	79(3)
06/30/24	5.10	(0.04)(4)	0.62	0.58	—	(0.01)	(0.01)	5.67	11.35	14,146	1.96	2.06	(0.78)	59(3)
06/30/25	5.67	(0.06)(4)	0.57	0.51	—	(0.35)	(0.35)	5.83	8.65	13,376	1.96	2.02	(1.05)	47(3)
Class Y
06/30/21	$4.53	$(0.01)	$2.94	$2.93	$(—)(5)	$ (0.01)	$(0.01)	$7.45	64.61%	$282,428	0.91%	0.99%	(0.16)%	80%(3)
06/30/22	7.45	(—)(4)(5)	(1.10)	(1.10)	—	(1.14)	(1.14)	5.21	(17.81)	222,141	0.91	0.97	(0.05)	70(3)
06/30/23	5.21	0.02(4)	0.82	0.84	—	(0.12)	(0.12)	5.93	16.33	312,720	0.90	0.98	0.29	79(3)
06/30/24	5.93	0.02(4)	0.73	0.75	—	(0.01)	(0.01)	6.67	12.63	429,455	0.90	0.96	0.28	59(3)
06/30/25	6.67	—(4)(5)	0.67	0.67	(0.03)	(0.35)	(0.38)	6.96	9.80	562,970	0.90	0.93	0.01	47(3)
Institutional Class
06/30/21	$4.52	$(—)(5)	$2.93	$2.93	$(—)(5)	$ (0.01)	$(0.01)	$7.44	64.75%	$18,770	0.81%	0.99%	(0.06)%	80%(3)
06/30/22	7.44	—(4)(5)	(1.09)	(1.09)	—	(1.14)	(1.14)	5.21	(17.70)	21,299	0.81	0.96	0.05	70(3)
06/30/23	5.21	0.02(4)	0.83	0.85	—	(0.12)	(0.12)	5.94	16.52	24,638	0.80	0.96	0.39	79(3)
06/30/24	5.94	0.02(4)	0.74	0.76	—	(0.01)	(0.01)	6.69	12.78	30,779	0.80	0.94	0.38	59(3)
06/30/25	6.69	0.01(4)	0.67	0.68	(0.03)	(0.35)	(0.38)	6.99	9.93	31,508	0.80	0.92	0.11	47(3)
Class R6
06/30/21	$4.19	$(—)(5)	$2.73	$2.73	$(—)(5)	$ (0.01)	$(0.01)	$6.91	65.08%	$63,766	0.81%	0.89%	(0.06)%	80%(3)
06/30/22	6.91	—(4)(5)	(1.00)	(1.00)	—	(1.14)	(1.14)	4.77	(17.73)	53,500	0.81	0.87	0.05	70(3)
06/30/23	4.77	0.02(4)	0.75	0.77	—	(0.12)	(0.12)	5.42	16.37	65,962	0.80	0.88	0.39	79(3)
06/30/24	5.42	0.02(4)	0.67	0.69	—	(0.01)	(0.01)	6.10	12.72	81,101	0.80	0.87	0.38	59(3)
06/30/25	6.10	0.01(4)	0.61	0.62	(0.03)	(0.35)	(0.38)	6.34	9.90	84,904	0.80	0.84	0.11	47(3)
^	Updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.02% and 0.02% for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Less than $0.005 per share or 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$7.95	$0.10	$3.62	$3.72	$(0.10)	$ (0.16)	$(0.26)	$11.41	47.49%	$33,052	1.08%	1.24%	1.08%	37%
06/30/22	11.41	0.11	(0.63)	(0.52)	(0.12)	(0.85)	(0.97)	9.92	(5.30)	156,947	1.08	1.13	1.03	63(2)
06/30/23	9.92	0.14	0.93	1.07	(0.14)	(0.60)	(0.74)	10.25	11.07	158,698	1.08	1.12	1.34	30(3)
06/30/24	10.25	0.14(4)	1.56	1.70	(0.15)	(0.09)	(0.24)	11.71	16.71	163,754	1.08	1.13	1.30	28
06/30/25	11.71	0.15	1.26	1.41	(0.15)	(0.86)	(1.01)	12.11	12.00	168,596	1.08	1.11	1.23	40
Class C
06/30/21	$7.93	$0.03	$3.61	$3.64	$(0.03)	$ (0.16)	$(0.19)	$11.38	46.40%	$1,943	1.83%	2.46%	0.33%	37%
06/30/22	11.38	0.02	(0.64)	(0.62)	(0.03)	(0.85)	(0.88)	9.88	(6.11)	5,722	1.83	2.08	0.28	63(2)
06/30/23	9.88	0.06	0.94	1.00	(0.06)	(0.60)	(0.66)	10.22	10.35	3,721	1.83	2.05	0.59	30(3)
06/30/24	10.22	0.06(4)	1.54	1.60	(0.06)	(0.09)	(0.15)	11.67	15.76	2,919	1.83	2.16	0.55	28
06/30/25	11.67	0.05	1.27	1.32	(0.06)	(0.86)	(0.92)	12.07	11.20	1,989	1.80	2.30	0.51	40
Class Y
06/30/21	$7.98	$0.13	$3.64	$3.77	$(0.13)	$ (0.16)	$(0.29)	$11.46	47.93%	$100,542	0.83%	0.95%	1.33%	37%
06/30/22	11.46	0.14	(0.64)	(0.50)	(0.14)	(0.85)	(0.99)	9.97	(5.06)	86,615	0.83	0.88	1.28	63(2)
06/30/23	9.97	0.16	0.94	1.10	(0.16)	(0.60)	(0.76)	10.31	11.39	85,516	0.83	0.88	1.59	30(3)
06/30/24	10.31	0.17(4)	1.55	1.72	(0.17)	(0.09)	(0.26)	11.77	16.90	96,905	0.83	0.88	1.55	28
06/30/25	11.77	0.16	1.29	1.45	(0.18)	(0.86)	(1.04)	12.18	12.29	112,416	0.83	0.86	1.48	40
Institutional Class
06/30/21	$7.96	$0.14	$3.63	$3.77	$(0.14)	$ (0.16)	$(0.30)	$11.43	48.12%	$289,120	0.68%	0.88%	1.48%	37%
06/30/22	11.43	0.16	(0.65)	(0.49)	(0.16)	(0.85)	(1.01)	9.93	(5.02)	252,281	0.68	0.83	1.43	63(2)
06/30/23	9.93	0.18	0.94	1.12	(0.18)	(0.60)	(0.78)	10.27	11.62	222,825	0.68	0.80	1.74	30(3)
06/30/24	10.27	0.19(4)	1.55	1.74	(0.19)	(0.09)	(0.28)	11.73	17.14	250,463	0.68	0.81	1.70	28
06/30/25	11.73	0.19	1.27	1.46	(0.20)	(0.86)	(1.06)	12.13	12.42	268,725	0.68	0.80	1.63	40
Class R6
06/30/22(5)	$11.91	$0.11	$(1.11)	$(1.00)	$(0.13)	$ (0.85)	$(0.98)	$9.93	(9.10)%(6)	$395	0.63%(7)	8.11%(7)	1.47%(7)	63%(2)
06/30/23	9.93	0.16	0.96	1.12	(0.18)	(0.60)	(0.78)	10.27	11.64	25,657	0.63	0.91	1.79	30(3)
06/30/24	10.27	0.19(4)	1.57	1.76	(0.20)	(0.09)	(0.29)	11.74	17.29	30,504	0.63	0.79	1.75	28
06/30/25	11.74	0.20	1.26	1.46	(0.20)	(0.86)	(1.06)	12.14	12.47	30,035	0.63	0.79	1.68	40
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2025
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following eight funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund ("Core Municipal Bond Fund”)
Touchstone International Value Fund ("International Value Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Large Company Growth Fund ("Large Company Growth Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund and the Large Company Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Value Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the year ended June 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment

Notes to Financial Statements (Continued)
company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Balanced Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).

Notes to Financial Statements (Continued)
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2025, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Balanced Fund's derivative financial instruments by primary risk exposure as of June 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Balanced Fund	Futures Contracts - Interest Rate Contracts(1)	$228,082	$304,474
(1)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended June 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts(1)	$1,164,874	$21,848
	Swap Agreements - Credit Contracts(2)	(217,084)	(63,037)
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the year ended June 30, 2025, the average quarterly notional value of outstanding derivative financial instruments was as follows:
Balanced Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$2,044,000
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	51,827,955
Futures Contracts (short) - Notional Value	8,268,210
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
As of June 30, 2025, the Funds did not have any securities on loan.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Notes to Financial Statements (Continued)
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying

Notes to Financial Statements (Continued)
statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended June 30, 2025:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund(1)
Purchases of investment securities	$108,120,613	$6,878,165	$21,078,267	$222,815,366
Proceeds from sales and maturities	$146,944,821	$12,929,675	$32,635,199	$227,863,645
	Large Cap Fund(1)	Large Company Growth Fund(1)	Small Company Fund(1)	Value Fund
Purchases of investment securities	$35,504,729	$46,750,574	$605,242,467	$227,520,313
Proceeds from sales and maturities	$37,587,913	$45,753,187	$537,154,819	$243,908,253
(1)	The Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund had redemption-in-kinds out of the Fund of $288,662,410, $13,646,362, $9,532,423 and $36,114,728, respectively, which are excluded from the proceeds from sales and maturities.
For the year ended June 30, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $645,572,972 and $646,733,656, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the year ended June 30, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $259,608 for the Funds’ Board for the year ended June 30, 2025.

Notes to Financial Statements (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on assets in excess of $2 billion
Core Municipal Bond Fund	0.40% on the first $300 million 0.30% on assets in excess of $300 million
International Value Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on assets in excess of $1 billion
Large Company Growth Fund	0.60% on all assets
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Value Fund	0.65% on the first $200 million 0.55% on assets in excess of $200 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a	London Company of Virginia d/b/a The London Company
Barrow Hanley Global Investors	Large Cap Fund
Value Fund	Fort Washington Investment Advisors, Inc.*
DSM Capital Partners LLC	Balanced Fund
Large Company Growth Fund	Large Cap Focused Fund
Sage Advisory Services, Ltd Co.	Small Company Fund
Core Municipal Bond Fund
LSV Asset Management
International Value Fund
* Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund(1)	1.01%	1.78%	0.81%	—	0.63%	October 29, 2025
Core Municipal Bond Fund(2)	0.80%	1.50%	0.55%	0.48%	—	October 29, 2025
International Value Fund(3)	1.26%	1.85%	0.89%	0.77%	—	October 29, 2025
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	0.65%	October 29, 2025
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—	October 29, 2025
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—	October 29, 2025
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2025
Value Fund(4)	1.08%	1.78%	0.83%	0.68%	0.63%	October 29, 2025
(1)	Prior to October 29, 2024, the expense limitation for Class R6 was 0.64%.
(2)	Prior to October 29, 2024, the expense limitation for Class C was 1.55%.
(3)	Prior to October 29, 2024, the expense limitation for Class C and Institutional Class shares was 1.89% and 0.79%, respectively.
(4)	Prior to October 29, 2024, the expense limitation for Class C was 1.83%.
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds' Board if it deems the termination to be beneficial to the Funds' shareholders.
During the year ended June 30, 2025, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$432	$7,893	$8,325
Core Municipal Bond Fund	—	32,194	140,489	172,683
International Value Fund	—	33,426	296,216	329,642
Large Cap Focused Fund	—	6,675	359,719	366,394
Large Cap Fund	—	94,824	243,443	338,267
Large Company Growth Fund	—	146,907	115,885	262,792
Small Company Fund	—	12,159	221,409	233,568
Value Fund	—	225,354	229,156	454,510
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2026	Expires on or before June 30, 2027	Expires on or before June 30, 2028	Total
Balanced Fund	$6,383	$6,420	$8,325	$21,128
Core Municipal Bond Fund	85,859	106,066	112,188	304,113
International Value Fund	61,315	87,423	117,359	266,097
Large Cap Focused Fund	562,231	534,098	366,298	1,462,627
Large Cap Fund	274,546	305,525	310,465	890,536
Large Company Growth Fund	258,765	246,627	247,194	752,586
Small Company Fund	299,021	292,662	224,369	816,052
Value Fund	385,367	390,592	394,789	1,170,748
The Adviser did not recoup any amounts it previously waived or reimbursed during the year ended June 30, 2025.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to

Notes to Financial Statements (Continued)
shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the year ended June 30, 2025:
Fund	Amount
Balanced Fund	$ 58,103
Core Municipal Bond Fund	532
International Value Fund	1,692
Large Cap Focused Fund	32,790
Large Cap Fund	663
Large Company Growth Fund	1,364
Small Company Fund	25,250
Value Fund	3,873

Notes to Financial Statements (Continued)
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the year ended June 30, 2025:
Fund	Class A	Class C
Balanced Fund	$ 193	$ 1,614
International Value Fund	3	10
Large Cap Focused Fund	241	597
Large Company Growth Fund	—	196
Small Company Fund	49	320
Value Fund	—	71
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended June 30, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the year ended June 30, 2025, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	4,264,385	$ 288,662,410
Large Cap Fund	750,998	13,646,362
Large Company Growth Fund	226,519	9,532,423
Small Company Fund	11,633,104	36,114,728
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended June 30, 2025, the Funds did not utilize interfund lending.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Continued)
The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 were as follows:
	Balanced Fund		Core Municipal Bond Fund		International Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
From ordinary income	$13,725,321	$12,011,292	$47,310	$56,917	$4,140,141	$1,681,923
From tax-exempt income	—	—	1,368,925	1,426,370	—	—
From long-term capital gains	4,485,908	—	—	—	5,498,005	—
Total distributions	$18,211,229	$12,011,292	$1,416,235	$1,483,287	$9,638,146	$1,681,923
	Large Cap Focused Fund		Large Cap Fund		Large Company Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
From ordinary income	$12,007,747	$20,228,585	$2,606,753	$3,999,402	$427,248	$—
From long-term capital gains	13,864,082	2,633,783	7,962,671	987,379	3,762,245	5,206,543
Total distributions	$25,871,829	$22,862,368	$10,569,424	$4,986,781	$4,189,493	$5,206,543
	Small Company Fund		Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
From ordinary income	$16,851,559	$—	$9,000,068	$7,919,186
From long-term capital gains	47,795,643	1,430,467	38,563,992	4,210,139
Total distributions	$64,647,202	$1,430,467	$47,564,060	$12,129,325
The following information is computed on a tax basis for each item as of June 30, 2025:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund	Large Cap Fund
Tax cost of portfolio investments	$672,723,139	$42,563,988	$95,090,115	$1,635,923,841	$169,980,983
Gross unrealized appreciation on investments	312,741,271	172,414	24,735,180	1,884,383,249	130,738,388
Gross unrealized depreciation on investments	(23,215,279)	(1,524,310)	(6,127,269)	(55,977,765)	(5,545,408)
Net unrealized appreciation (depreciation) on investments	289,525,992	(1,351,896)	18,607,911	1,828,405,484	125,192,980
Gross unrealized appreciation on foreign currency transactions and deferred foreign capital gains tax	73	—	56,707	—	1
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	73	—	56,707	—	1
Capital loss carryforwards	—	(1,962,904)	(63,238,411)	—	—
Undistributed ordinary income	—	—	3,574,684	8,386,388	1,457,329
Undistributed capital gains	17,054,243	—	373,828	1,566,607	7,030,783
Other temporary differences	(917,275)	(7,693)	—	—	—
Accumulated earnings (deficit)	$305,663,033	$(3,322,493)	$(40,625,281)	$1,838,358,479	$133,681,093

Notes to Financial Statements (Continued)
	Large Company Growth Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$86,509,759	$905,492,629	$470,222,087
Gross unrealized appreciation on investments	86,191,965	316,066,412	134,969,123
Gross unrealized depreciation on investments	(2,895,462)	(47,331,626)	(22,655,301)
Net unrealized appreciation (depreciation) on investments	83,296,503	268,734,786	112,313,822
Gross unrealized appreciation on foreign currency transactions	1	—	1
Gross unrealized depreciation on foreign currency transactions	—	(90)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	1	(90)	1
Undistributed ordinary income	1,423,255	14,108,870	2,733,425
Undistributed capital gains	3,558,179	7,818,481	48,047,287
Accumulated earnings (deficit)	$88,277,938	$290,662,047	$163,094,535
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments and callable bonds.
As of June 30, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Core Municipal Bond Fund	$ 1,315,202	$ 647,702	$ 1,962,904
International Value Fund*	33,763,332	29,475,079	63,238,411
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended June 30, 2025, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Balanced Fund	$ 5,851,503
International Value Fund	756,729
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2025, the Funds did not elect to defer any losses.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of net operating loss, redemptions in-kind, deemed distributions on shareholder redemptions, differing tax and GAAP distribution requirements, have been made to the following Funds for the year ended June 30, 2025:
Fund	Paid-In Capital	Distributable Earnings
Balanced Fund	$ 561,638	$ (561,638)
Core Municipal Bond Fund	(364)	364
International Value Fund	539,955	(539,955)
Large Cap Focused Fund	196,673,930	(196,673,930)
Large Cap Fund	7,673,673	(7,673,673)
Large Company Growth Fund	5,338,295	(5,338,295)
Small Company Fund	21,992,022	(21,992,022)

Notes to Financial Statements (Continued)
Fund	Paid-In Capital	Distributable Earnings
Value Fund	$5,254,072	$(5,254,072)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may

Notes to Financial Statements (Continued)
continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
At a meeting held on August 14, 2025, the Board approved converting the Large Company Growth Fund (the “Target Fund”) into an exchange-traded fund (“ETF”), by the reorganization of the Target Fund into a new ETF (the “Acquiring Fund”), which upon filing will be a newly-created ETF series of the Touchstone ETF Trust (the “Reorganization”).  The Reorganization does not require approval of the Target Fund's shareholders. An information statement/prospectus on Form N-14 containing more information regarding the Acquiring Fund and the Reorganization will be filed with the Securities and Exchange Commission and, once effective, mailed to Target Fund shareholders of record. The Reorganization is expected to be completed in the first quarter of 2026.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Touchstone Balanced Fund, Touchstone Core Municipal Bond Fund, Touchstone International Value Fund, Touchstone Large Cap Focused Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Company Fund and Touchstone Value Fund and the Board of Trustees of Touchstone Strategic Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Strategic Trust (the “Trust”) comprising the Touchstone Balanced Fund, Touchstone Core Municipal Bond Fund, Touchstone International Value Fund, Touchstone Large Cap Focused Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Company Fund and Touchstone Value Fund (collectively referred to as the “Funds”), including the portfolios of investments, as of June 30, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone Strategic Trust) at June 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
August 15, 2025

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended June 30, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Balanced Fund	50.09%
International Value Fund	56.22%
Large Cap Focused Fund	100.00%
Large Cap Fund	100.00%
Large Company Growth Fund	33.21%
Small Company Fund	21.34%
Value Fund	97.14%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended June 30, 2025 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Balanced Fund	44.93%
Large Cap Focused Fund	100.00%
Large Cap Fund	100.00%
Large Company Growth Fund	25.91%
Small Company Fund	21.74%
Value Fund	74.73%
For the fiscal year ended June 30, 2025, the Funds designated long-term capital gains as follows:
Balanced Fund	$ 22,101,789
International Value Fund	$ 6,037,960
Large Cap Focused Fund	$ 34,767,334
Large Cap Fund	$ 13,922,175
Large Company Growth Fund	$ 6,125,378
Small Company Fund	$ 54,629,912
Value Fund	$ 69,911,034
Of the dividends paid from net investment income during the most-recent fiscal year, 97.49% was designated as exempt interest dividends for federal income tax purposes for the Core Municipal Bond Fund.
Foreign Tax Income and Foreign Tax Credit
The International Value Fund intends to pass through a foreign tax credit to the shareholders. For the fiscal year ended June 30, 2025, the total amount of foreign source income is $5,302,336 or $0.83 per share. The total amount of foreign taxes to be paid is $597,719 or $0.09 per share. Shareholder’s allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-AR-NCSR-2506

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/29/2025

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	8/29/2025